Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 27, 2012	Jun. 30, 2011
Entity Information
Entity Registrant Name	PRINCETON NATIONAL BANCORP INC
Entity Central Index Key	0000707855
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		3,341,029
Entity Public Float			$ 16,705,145
Document Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks	$ 16,307	$ 12,992
Interest-bearing deposits with financial institutions	46,988	30,888
Total cash and cash equivalents	63,295	43,880
Loans held-for-sale, at lower of cost or market	2,220	5,515
Investment securities:
Available-for-sale, at fair value	251,747	248,752
Held-to-maturity, at amortized cost (fair value of $9,942 and $12,472)	9,836	12,187
Total investment securities	261,583	260,939
Loans:
Loans, net of unearned interest	621,021	704,074
Allowance for loan losses	(30,413)	(29,726)
Net loans	590,608	674,348
Premises and equipment, net of accumulated depreciation	25,850	26,901
Land held for sale, at lower of cost or market	2,164	2,244
Federal Reserve and Federal Home Loan Bank stock	4,500	4,498
Bank-owned life insurance	24,330	23,416
Accrued interest receivable	6,453	7,482
Other real estate owned	21,848	20,652
Deferred income taxes	0	10,512
Intangible assets, net of accumulated amortization	1,877	2,531
Other assets	9,588	13,553
TOTAL ASSETS	1,014,316	1,096,471
Deposits:
Demand	171,939	138,683
Interest-bearing demand	353,462	383,126
Savings	84,599	74,817
Time	307,295	366,335
Total deposits	917,295	962,961
Borrowings:
Customer repurchase agreements	54,835	35,806
Interest-bearing demand notes issued to the U.S. Treasury	0	1,753
Advances from the Federal Home Loan Bank	5,000	9,000
Trust preferred securities	25,000	25,000
Total borrowings	84,835	71,559
Other liabilities	7,251	5,090
TOTAL LIABILITIES	1,009,381	1,039,610
STOCKHOLDERS' EQUITY
Preferred stock: no par value, 100,000 shares authorized: 25,083 shares issued and outstanding at December 31, 2011and 2010	25,016	24,986
Common stock: $5 par value, 7,000,000 shares authorized: 4,478,295 shares issued at December 31, 2011 and 2010	22,391	22,391
Common stock warrants	150	150
Surplus	18,126	18,275
Retained earnings (accumulated deficit)	(42,791)	11,589
Accumulated other comprehensive income, net of tax	5,378	3,064
Less: cost of 1,137,266 and 1,152,354 treasury shares at December 31, 2011 and 2010, respectively	(23,335)	(23,594)
TOTAL STOCKHOLDERS' EQUITY	4,935	56,861
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,014,316	$ 1,096,471

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment securities:
Held-to-maturity, fair value	$ 9,942	$ 12,472
STOCKHOLDERS' EQUITY
Preferred stock: par value	$ 0	$ 0
Preferred stock: shares authorized	100,000	100,000
Preferred stock: shares issued	25,083	25,083
Preferred stock: shares outstanding	25,083	25,083
Common stock: par value	$ 5	$ 5
Common stock: shares authorized	7,000,000	7,000,000
Common stock: shares issued	4,478,295	4,478,295
Treasury shares	1,137,266	1,152,354

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income:
Interest and fees on loans	$ 32,397	$ 39,310	$ 43,719
Interest and dividends on investment securities:
Taxable	6,018	6,168	7,496
Tax-exempt	2,894	3,827	5,296
Dividends on Federal Reserve and Federal Home Loan Bank stock	130	122	111
Interest on interest-bearing deposits in other banks	136	139	114
Total interest and dividend income	41,575	49,566	56,736
Interest expense:
Interest on deposits	6,085	10,385	19,220
Interest on borrowings	804	1,853	2,865
Total interest expense	6,889	12,238	22,085
Net interest income	34,686	37,328	34,651
Provision for loan losses	51,803	40,550	11,062
Net interest income (loss) after provision for loan losses	(17,117)	(3,222)	23,589
Non-interest income:
Trust and farm management fees	1,073	1,148	1,334
Service charges on deposit accounts	4,033	3,969	3,961
Other service charges	1,674	1,593	1,954
Gain on sales of securities available-for-sale	2,693	722	1,781
Brokerage fee income	684	754	857
Mortgage servicing rights impairment	(1,017)	(110)	(185)
Mortgage banking income, net	2,104	2,383	2,462
Bank-owned life insurance income	904	910	941
Other operating income	438	123	139
Total non-interest income	12,586	11,492	13,244
Non-interest expense:
Salaries and employee benefits	18,388	18,211	18,011
Occupancy	2,661	2,635	2,598
Equipment expense	3,065	3,117	3,071
Federal insurance assessments	2,714	2,519	2,584
Goodwill impairment losses	0	0	24,521
Intangible assets amortization	657	807	816
Data processing	1,330	1,327	1,290
Marketing	605	696	751
Other real estate expenses, net	3,998	2,586	1,064
Loan collection expenses	3,127	691	581
Write-down of land held-for-sale	80	110	0
Other operating expense	5,307	4,454	4,272
Total non-interest expense	41,932	37,153	59,559
Loss before income taxes	(46,463)	(28,883)	(22,726)
Income tax expense (benefit)	7,887	(11,904)	(1,600)
Net loss	(54,350)	(16,979)	(21,126)
Dividends on preferred shares	0	1,255	1,178
Dividends in arrears on preferred shares	1,254	0	0
Accretion of preferred stock discount	30	28	25
Net loss available to common stockholders	$ (55,634)	$ (18,262)	$ (22,329)
Loss per share:
Basic net loss per common share available to common stockholders	$ (16.71)	$ (5.52)	$ (6.76)
Diluted net loss per common share available to common stockholders	$ (16.71)	$ (5.52)	$ (6.76)
Basic weighted average shares outstanding	3,329,523	3,311,291	3,301,016
Diluted weighted average shares outstanding	3,329,523	3,311,291	3,301,479

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Stock	Common Stock Warrants [Member]	Surplus	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income net of tax effect	Treasury Stock	Total
Balance at Dec. 31, 2008	$ 0	$ 22,391	$ 0	$ 18,420	$ 54,329	$ 1,402	$ (24,071)	$ 72,471
Sale of 25,083 shares of preferred stock and 155,025 common stock warrants, net of expense	24,933		150	(63)				25,020
Dividends on preferred shares					(1,016)			(1,016)
Accretion of preferred stock discount	25				(25)			0
Sale of treasury stock, shares				(28)			142	114
Dividends on common stock ($.70 per share)					(2,311)			(2,311)
Amortization of unearned compensation expense				94				94
Net loss					(21,126)			(21,126)
Net change in fair value of securities classified as available for sale, net of income taxes and reclassification adjustments						1,414		1,414
Total comprehensive loss								(19,712)
Balance at Dec. 31, 2009	24,958	22,391	150	18,423	29,851	2,816	(23,929)	74,660
Dividends on preferred shares					(1,255)			(1,255)
Accretion of preferred stock discount	28				(28)			0
Sale of treasury stock, shares				(135)			190	55
Amortization of unearned compensation expense				89				89
Net loss					(16,979)			(16,979)
Net change in fair value of securities classified as available for sale, net of income taxes and reclassification adjustments						248		248
Total comprehensive loss								(16,731)
Award of 8,500 shares of nonvested common stock out of treasury common stock				(102)			145	43
Balance at Dec. 31, 2010	24,986	22,391	150	18,275	11,589	3,064	(23,594)	56,861
Accretion of preferred stock discount	30				(30)			0
Sale of treasury stock, shares				(215)			259	44
Amortization of unearned compensation expense				66				66
Net loss					(54,350)			(54,350)
Net change in fair value of securities classified as available for sale, net of income taxes and reclassification adjustments						2,314		2,314
Total comprehensive loss								(52,036)
Balance at Dec. 31, 2011	$ 25,016	$ 22,391	$ 150	$ 18,126	$ (42,791)	$ 5,378	$ (23,335)	$ 4,935

Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings (Accumulated Deficit)
Common stock dividends, per share			0.7
Treasury Stock
Sale of treasury stock, shares	15,088	11,072	8,328
Treasury stock award, shares		8,500

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net loss	$ (54,350)	$ (16,979)	$ (21,126)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	1,864	2,075	2,170
Provision for loan losses	51,803	40,550	11,062
Deferred income tax (benefit) expense	9,049	(10,061)	(3,747)
Impairment of goodwill	0	0	24,521
Amortization of intangible assets and other purchase accounting adjustments, net	654	816	816
Amortization of premiums and discounts on investment securities, net	1,657	1,544	1,549
Gain on sales of securities available-for-sale, net	(2,693)	(722)	(1,781)
Gain on sales of premises and equipment	(5)	0	0
Amortization of unearned compensation expense	66	89	94
Impairment of mortgage servicing rights, net of recoveries	1,017	110	185
Loss on sales or writedowns of other real estate owned, net	2,170	1,380	943
Writedown of land held for sale	80	110	0
Loans originated for sale	(81,659)	(126,400)	(141,315)
Proceeds from sales of loans originated for sale	84,954	124,181	140,174
Decrease in accrued interest payable	(437)	(1,660)	(1,473)
Decrease in accrued interest receivable	1,029	1,785	426
Decrease (increase) in other assets	2,034	(3,109)	(7,099)
Increase (decrease) in other liabilities	2,598	459	(502)
Net cash provided by operating activities	19,831	14,168	4,897
Investing activities:
Proceeds from sales of investment securities available-for-sale	87,042	52,730	88,847
Proceeds from maturities of investment securities available-for-sale	27,873	23,863	58,550
Purchase of investment securities available-for-sale	(113,079)	(37,288)	(196,419)
Proceeds from maturities of investment securities held-to-maturity	3,378	4,129	4,564
Purchase of investment securities held-to-maturity	(1,045)	(3,523)	(3,182)
Proceeds from sales of other real estate owned	5,009	6,675	549
Net (increase) decrease in loans	23,562	60,052	(27,873)
Purchase of premises and equipment	(813)	(707)	(1,142)
Proceeds from sales of premises and equipment	5	0	0
Purchase of Federal Home Loan and Federal Reserve Bank stock	(2)	(268)	(19)
Net cash provided by (used in) investing activities	31,930	105,663	(76,125)
Financing activities:
Net increase (decrease) in deposits	(45,666)	(112,578)	113,408
Net increase (decrease) in short-term borrowings	17,276	(10,789)	2,875
Repayment of borrowings	(4,000)	(22,500)	(16,050)
Dividends paid on preferred stock	0	(1,255)	(1,016)
Dividends paid on common stock	0	0	(2,311)
Sales of treasury stock	44	55	114
Award of nonvested stock from treasury stock	0	43	0
Proceeds from issuance of preferred stock and common stock warrants, net of expenses	0	0	25,020
Net cash provided by (used in) financing activities	(32,346)	(147,024)	122,040
Increase (decrease) in cash and cash equivalents	19,415	(27,193)	50,812
Cash and cash equivalents at beginning of year	43,880	71,073	20,261
Cash and cash equivalents at end of year	63,295	43,880	71,073
Cash paid during the year for:
Interest	7,326	13,898	23,558
Income taxes	870	1,019	2,040
Supplemental disclosure of non-cash flow activities:
Loans transferred to other real estate owned	$ 8,375	$ 11,049	$ 16,663

1. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Significant Accounting Policies [Text Block]
1. Summary of Significant Accounting Policies

The Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America and conform with general practices within the banking industry. A description of the significant accounting policies follows:

Nature of Operations - Princeton National Bancorp, Inc. (“the Corporation”) is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiary, Citizens First National Bank (“the Bank” or “subsidiary bank”). The Bank is primarily engaged in providing a full range of banking and financial services to individual and corporate customers located primarily in North Central Illinois. The Bank is subject to competition from other financial institutions. The Bank is subject to the regulation of certain federal and state agencies and undergoes periodic examinations by those regulatory authorities.

Basis of Consolidation - The Consolidated Financial Statements of the Corporation include the accounts of the Corporation and its wholly-owned subsidiary, Citizens First National Bank. Intercompany accounts and transactions have been eliminated in consolidation. The Corporation, through the subsidiary bank, operates in a single segment engaging in general retail and commercial banking.

Use of Estimates - In order to prepare the Corporation’s Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America, management is required to make certain estimates that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. These estimates may differ from actual results.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, fair value measurements of investment securities, income tax accruals and deferrals, evaluation of the impairment of intangibles and mortgage servicing rights.

Interest-bearing Deposits with Financial Institutions - Interest-bearing deposits with financial institutions mature within one year and are carried at cost.

Investment Securities - Investment securities which the Corporation has the positive intent and ability to hold to maturity are classified as held-to-maturity and recorded at amortized cost. The Corporation does not have a trading portfolio. All other investment securities that are not classified as held-to-maturity are classified as available-for-sale. Investment securities available-for-sale are recorded at fair value, with any changes in fair value reflected as a separate component of stockholders’ equity, net of related tax effects. Gains and losses on the sales of securities are determined using the specific identification method. Premiums and discounts on investment securities are amortized or accreted over the contractual lives of those securities. The method of amortization or accretion results in a constant effective yield on those securities (the interest method). Any security for which there has been other than temporary impairment of value is written down to its estimated market value through a charge to earnings.

For debt securities with fair value below carrying value when the Corporation does not intend to sell a debt security, and it is more likely than not the Corporation will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

Federal Reserve and Federal Home Loan Bank Stock - The subsidiary bank held Federal Home Loan Bank and Federal Reserve Bank stock totaling $2,373 and $2,127 at December 31, 2011, and $2,373 and $2,125 at December 31, 2010, respectively. During the third quarter of 2007, the Federal Home Loan Bank of Chicago received a Cease and Desist Order from their regulator, the Federal Housing Finance Agency. The Federal Home Loan Bank will continue to provide liquidity and funding through advances; however, the order prohibited capital stock repurchases until a time to be determined by the Federal Housing Finance Board and required their approval for dividends. In the fourth quarter 2011, the Federal Home Loan Bank received approval from the regulator of their Capital Stock Conversion Plan and the reinstatement of capital stock repurchases to begin in 2012.  With regard to dividends, the Federal Home Loan Bank of Chicago continues to assess its dividend capacity each quarter and make appropriate request for approval. While there were no dividends paid in 2010 or 2009, dividends were declared and paid by the Federal Home Loan Bank in 2011. Management performed an impairment analysis and deemed the cost-method investment in Federal Home Loan Bank stock was ultimately recoverable.

Loans Held For Sale - Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to non-interest income. Gains and losses on loan sales are recorded in non-interest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in non-interest income upon sale of the loan.

Loans - Loans are stated at the principal amount outstanding, net of unearned interest and allowance for loan losses. Interest on commercial, real estate and certain installment loans is credited to operations as earned, based upon the principal amount outstanding. Interest on other installment loans is credited to operations using a method which approximates the interest method. Certain non-refundable loan origination fees and direct costs are deferred at the time a loan is originated. Net deferred loan fees are recognized as yield adjustments over the contractual life of the loans using the interest method.

It is the subsidiary bank’s policy to discontinue the accrual of interest on any loan when, in the opinion of management, full and timely payment of principal and interest is not expected, or principal and interest is due and remains unpaid for 90 days or more, unless the loan is both well-secured and in the process of collection. Interest on these loans is recorded as income only when the collection of principal has been assured and only to the extent interest payments are received.

Impaired loans are measured based on current information and events, if it is probable the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Certain groups of small-balance homogeneous loans, which are collectively evaluated for impairment and are generally represented by consumer and residential mortgage loans and loans held-for-sale, are not analyzed individually for impairment. The Corporation generally identifies impaired loans within the non-accrual and restructured commercial and commercial real estate portfolios on an individual loan-by-loan basis. The measurement of impaired loans is generally based on the fair value of the related collateral.

Allowance for Loan Losses - The allowance for loan losses is increased by provisions charged to operating expense and decreased by charge-offs, net of recoveries, and is available to absorb probable losses on loans. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance is based on factors that include overall composition of the loan portfolio, types of loans, past loss experience, loan delinquencies, substandard and doubtful credits, and such other factors that, in management’s best judgment, deserve evaluation in estimating loan losses.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the subsidiary bank’s allowance for loan losses. Such agencies may require the subsidiary bank to recognize additions to the allowance for loan losses based on their judgments of information available to them at the time of their examination.

The allowance consists of allocated and general components. The allocated components relate to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical charge-off experience and expected loss given default derived from the Corporation’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Corporation does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Sales of First Mortgage Loans and Loan Servicing - The subsidiary bank sells certain first mortgage loans on a non-recourse basis. The total cost of these loans is allocated between loans and servicing rights, based on the relative fair value of each. Loan servicing fees are recognized to income, and loan servicing costs are charged to expense, as incurred. Loans held-for-sale are stated at the lower of aggregate cost or market. Mortgage loans serviced for others are not included in the accompanying Consolidated Balance Sheets.

The Corporation recognizes as a separate asset the rights to service mortgage loans for others. Mortgage servicing rights are recorded at the lower of cost or market value and are included in other assets in the Consolidated Balance Sheets. Mortgage servicing rights are amortized in proportion to the amount of principal received on loans serviced. The amortization of capitalized mortgage servicing rights is reflected in the Consolidated Statements of Operations as a reduction to mortgage banking income. Impairment of mortgage servicing rights is assessed based on the fair value of those rights. Fair values are estimated using discounted cash flows based on a current market interest rate. For purposes of measuring impairment, the rights are stratified based on the predominant risk characteristics of the underlying loans. The predominant characteristic currently used for stratification is type of loan. The amount of impairment recognized is the amount by which the capitalized mortgage servicing rights for a stratum exceed their fair value.

Premises and Equipment - Premises and equipment are carried at cost, less accumulated depreciation. Depreciation is computed on the straight-line basis over the estimated useful lives of the assets, as follows: buildings, fifteen to forty years and furniture and equipment, three to fifteen years. The carrying amounts of assets sold or retired and the related accumulated depreciation are eliminated from the accounts, and any resulting gains or losses are reflected in income.

Intangible Assets - The Corporation has identifiable intangible assets assigned to core deposit relationships and customer lists acquired. Identifiable intangible assets generally arise from branches acquired that the Corporation accounted for as purchases. Such assets consist of the excess of the purchase price over the fair value of net assets acquired, with specific amounts assigned to core deposit relationships. Intangible assets are amortized by the straight-line method over various periods up to fifteen years. Management reviews intangible assets for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. As of December 31, 2011, no impairment was deemed necessary.

Other Real Estate Owned - Other real estate owned represents assets to which the subsidiary bank has acquired legal title in satisfaction of indebtedness. Such real estate is recorded at the lower of cost or fair market value at the date of acquisition, less estimated selling costs. Any deficiency at the date of transfer is charged to the allowance for loan losses. Subsequent declines in value, based on changes in market conditions, are recorded to expense as incurred. Gains or losses on the disposition of other real estate owned are recorded to the income statement in the period in which they are realized.

Income Taxes - The Corporation accounts for income taxes in accordance with income tax accounting guidance (ASC 740 – Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Corporation determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Corporation recognizes interest and penalties on income taxes as a component of income tax expense.

The Corporation files consolidated income tax returns with its subsidiaries.

Trust Assets - Assets held in fiduciary or agency capacities are not included in the Consolidated Balance Sheets since such items are not assets of the Corporation. Fees from trust activities are recorded on an accrual basis over the period in which the service is provided. Fees are a function of the market value of assets managed and administered, the volume of transactions and fees for other services rendered, as set forth in the underlying client agreement with fiduciary services. This revenue recognition involves the use of estimates and assumptions, including components that are calculated based on estimated asset valuations and transaction volumes. Generally, the actual trust fee is charged to each account on a monthly prorated basis. Any out-of-pocket expenses for services not typically covered by the fee schedule for trust activities are charged directly to the trust account on a gross basis as trust revenue is incurred. The Corporation was the manager or administrator of 905 trust accounts with assets totaling approximately $166,597 at December 31, 2011 and 907 trust accounts with assets totaling approximately $175,519 at December 31, 2010.

Treasury Stock - Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.

Transfers of Financial Assets - Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation - put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Earnings (Loss) Per Share - Basic earnings (loss) per share represents income (loss) available to common stockholders divided by the weighted-average number of common shares outstanding each period. Diluted earnings (loss) per share reflects additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Corporation relate solely to outstanding stock options and warrants issued in conjunction with the Capital Purchase Program/Troubled Asset Relief Program (TARP). (See Note 19 - “Capital Purchase Program/Troubled Asset Relief Program (TARP)” in the Notes to Consolidated Financial Statements.

Treasury shares are not deemed outstanding for earnings (loss) per share calculations.

Comprehensive Income (Loss) - Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss), net of applicable income taxes. Other comprehensive income (loss) includes unrealized appreciation (depreciation) on available-for-sale securities and changes in the funded status of the post-retirement health care plan.

Cash Equivalents - The Corporation considers all liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2011 and 2010, cash equivalents consisted of non-interest bearing and interest-bearing cash accounts.

The financial institutions holding the Corporation’s cash accounts are participating in the FDIC’s Transaction Account Guarantee Program. Under that program, through December 31, 2010, all non-interest bearing transaction accounts are fully guaranteed by the FDIC for the entire amount in the account. Pursuant to legislation enacted in 2010, the FDIC will fully insure all non-interest bearing transaction accounts beginning December 31, 2010 through December 31, 2012, at all FDIC-insured institutions.

The Corporation’s interest-bearing cash accounts are held at the Federal Home Loan and Federal Reserve Banks of Chicago and are fully guaranteed for the entire amount in the account.

Reclassification - Certain amounts in the 2010 and 2009 Consolidated Financial Statements have been reclassified to conform to the 2011 presentation. These reclassifications had no effect on net income.

Stock Options - At December 31, 2011 and 2010, the Corporation had a share-based employee compensation plan, which is described more fully in Note 14 - “Employee, Officer and Director Benefit Plans” in the Notes to Consolidated Financial Statements. The Corporation accounts for this plan under the recognition and measurement principles of Financial Accounting Standards Board Accounting Standards Codification 718 (ASC 718), “Share-Based Payment.” The number of shares of common stock authorized under the stock option plans is 802,500. The exercise price must be at least 100% of the fair market value of the common stock on the date of the grant, and the option term cannot exceed ten years.

Beginning in 2010, the Corporation awarded nonvested shares at no cost to certain officers as described more fully in Note 14 - “Employee, Officer and Director Benefit Plans” in the Notes to Consolidated Financial Statements. The Corporation also accounts for this plan under the recognition and measurement principles of ASC 718, “Share-Based Payment.”

Impact of New Accounting Standards - In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements by U.S. GAAP and IFRSs.”  The amendments in this ASU generally represent clarifications of FASB ASC Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively.  For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted.  The adoption of this ASU is not expected to have any impact on the Corporation’s consolidated financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Amendments to Topic 220, Comprehensive Income.”  Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments in this ASU should be applied retrospectively.  For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  Early adoption is permitted, because compliance with the amendments is already permitted.  The amendments do not require any transition disclosures.  The Corporation plans to adopt the ASU during the first quarter of 2012 with a separate statement of comprehensive income.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment.”  The update provides entities with the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit.  If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any.  Under the amendments in ASU No. 2011-08, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test.  An entity may resume performing the qualitative assessment in any subsequent period.  The amendments enacted by ASU No. 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for the nonpublic entities, have not yet been made available for issuance.  The adoption of this update is not expected to have any impact on the Corporation’s consolidated financial position or results of operations.

2. Loss Per Share	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Earnings Per Share [Text Block]
2. Loss Per Share

The following table sets forth the computation for basic and diluted loss per share for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Numerator:
Net loss available to common stockholders	$(55,634)	$(18,262)	$(22,329)
Denominator:
Basic earnings per share - weighted average common shares	3,329,523	3,311,291	3,301,016
Effect of dilutive securities - stock options	-0-	-0-	463
Diluted earnings per share - adjusted weighted average common shares	3,329,523	3,311,291	3,301,479
Net loss per share available to common stockholders
Basic	$(16.71)	$(5.52)	$(6.76)
Diluted	$(16.71)	$(5.52)	$(6.76)

The following shares were not considered in computing diluted earnings per share for the years ended December 31, 2011, 2010 and 2009 because they were anti-dilutive:

	2011	2010	2009

Stock options to purchase shares of common stock	360,308	555,277	519,777

Average dilutive potential common shares associated with common stock warrants	155,025	155,025	155,025

3. Cash and Due From Banks	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
3. Cash and Due From Banks

The average compensating balances held at correspondent banks during 2011 and 2010 were $ 7,329 and $3,272, respectively. The subsidiary bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks. In addition, the Federal Reserve Bank required the subsidiary bank to maintain average balances of approximately $6,576 and $5,002, for 2011 and 2010, respectively, as reserve requirements.

4. Investment Securities	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Marketable Securities [Text Block]
4. Investment Securities

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of available-for-sale and held-to-maturity securities by major security type at December 31, 2011 and December 31, 2010 were as follows:

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
United States Government and federal agency and U.S. Government sponsored enterprises (GSEs)	$76,694	$1,374	$(46)	$78,022
State and Municipal	89,264	6,274	(55)	95,483
Collateralized mortgage obligations:
GSE residential	76,480	1,796	(34)	78,242
Total	242,438	9,444	(135)	251,747
Held-to-maturity:
State and Municipal	9,836	114	(8)	9,942
Total	$252,274	$9,558	$(143)	$261,689

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
United States Government and federal agency and U.S. Government sponsored enterprises (GSEs)	$77,166	$1,671	$(633)	$78,204
State and Municipal	113,308	2,730	(384)	115,654
Collateralized mortgage obligations:
GSE residential	52,746	2,148	-0-	54,894
Total	243,220	6,549	(1,017)	248,752
Held-to-maturity:
State and Municipal	12,187	309	(24)	12,472
Total	$255,407	$6,858	$(1,041)	$261,224

Maturities of investment securities classified as available-for-sale and held-to-maturity were as follows at December 31, 2011:

	Adjusted Carrying Value	Fair Value
Available-for-sale:
Due in one year or less	$2,799	$2,825
Due after one year through five years	20,558	21,243
Due after five years through ten years	48,647	52,021
Due after ten years	34,909	37,355
	106,913	113,444
Mortgage-backed securities	59,045	60,061
Collateralized mortgage obligations	76,480	78,242
	$242,438	$251,747
Held-to-maturity:
Due in one year or less	$3,945	$3,972
Due after one year through five years	3,872	3,942
Due after five years through ten years	1,916	1,928
Due after ten years	103	100
	$9,836	$9,942

Proceeds from sales of investment securities available-for-sale during 2011, 2010 and 2009 were $87,042, $52,730 and $88,847, respectively. Gross gains were realized of $4,740 in 2011, $974 in 2010 and $3,323 in 2009 on those sales. Gross losses were realized of $2,047 in 2011, $252 in 2010 and $1,542 in 2009 on those sales. There was resulting tax expense of $1,044 in 2011, $280 in 2010 and $690 in 2009 from those sales. There were no sales of investment securities classified as held-to-maturity during 2011, 2010 or 2009.

Securities with unrealized losses at December 31, 2011 and 2010 not recognized in income are as follows:

			2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
United States Government and federal agency and U.S. Government sponsored enterprises (GSEs)	$4,932	$(46)	$-0-	$-0-	$4,932	$(46)
State and Municipal	505	(8)	1,597	(55)	2,102	(63)
Collateralized mortgage obligations:
GSE residential	6,083	(34)	-0-	-0-	6,083	(34)
Total temporarily impaired	$11,520	$(88)	$1,597	$(55)	$13,117	$(143)

			2010
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
United States Government and federal agency and U.S. Government sponsored enterprises (GSEs)	$26,238	$(633)	$-0-	$-0-	$26,238	$(633)
State and Municipal	20,493	(367)	1,343	(41)	21,836	(408)
Collateralized mortgage obligations GSE residential	6	-0-	-0-	-0-	6	-0-)
Total temporarily impaired	$46,737	$(1,000)	$1,343	$(41)	$48,080	$(1,041)

As of December 31, 2011, the amount of securities with an unrealized loss of more than twelve consecutive months is not material.

There are 9 and 68 securities in an unrealized loss position in the investment portfolio at December 31, 2011 and 2010, all due to interest rate changes and not credit events.  Total fair value of the investments at December 31, 2011 and 2010 was $13,117 and $48,080 which was approximately 5% and 18%, respectively of the Corporation’s available-for-sale and held-to-maturity investment portfolio. These unrealized losses are considered temporary and, therefore, have not been recognized into income, because the issuers are of high credit quality and management has the ability and intent to hold for the foreseeable future. The fair value is expected to recover as the investments approach their maturity date or there is a downward shift in interest rates.

The carrying value of securities pledged as collateral to secure public deposits and for other purposes was $201,385 at December 31, 2011 and $209,512 at December 31, 2010.

5. Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Loans And The Allowance For Loan Losses [Text Block]
5. Loans and Allowance for Loan Losses

Classification of loans as of December 31 was as follows:

	2011	2010
Commercial	$62,609	$138,325

Agricultural	61,251	78,086

Agricultural Real Estate	60,523	46,361
Commercial Real Estate	235,103	205,301
Commercial Real Estate Development	58,279	88,402
Residential Real Estate	97,172	90,869
Total real estate	451,077	430,933

Consumer	46,084	56,730
Total	$621,021	$704,074

At December 31, 2011 and 2010, the Corporation held $235,103 and $205,301 in commercial real estate loans and $58,279 and $88,402 in commercial real estate development loans, respectively. Combined, these loan types comprised 47.2% and 41.7% of total loans at December 31, 2011 and 2010, respectively.  Generally, these loans are collateralized by the real estate being financed. The loans are expected to be repaid from cash flows or from proceeds of sale of the real estate of the borrowers.

At December 31, 2011 and 2010, the Corporation held $61,251 and $78,086 in agricultural production loans and $60,523 and $46,361 in agricultural real estate loans, respectively. Combined, these loan types comprised 19.6% and 17.6% of total loans at December 31, 2011 and 2010, respectively.  Generally, these loans are collateralized by the assets of the borrower. The loans are expected to be repaid from cash flows or from proceeds of sale of selected assets of the borrowers.

Affecting the loan balance changes in 2011 was the impact of an adjustment of loan classification in 2010 from a product categorization to a collateral categorization in response to our internally revised reporting standards.  The primary impact of this classification change was a shift of $36,075 in loans formerly classified as commercial loans to commercial real estate loans.

During 2011, the Corporation experienced a higher level of charge-offs due to a continued general economic decline particularly in the commercial sector. Accordingly, with the increased charge-offs and the impact of a higher level of non-performing loans, the Corporation recorded a provision for loan losses of $51,803 in 2011 an increase of $11,253, or 27.8%, from the 2010 provision for loan losses of $40,550.

During 2011, in evaluating the adequacy of the allowance for loan losses, the Corporation implemented a loan migration analysis to further analyze the risk in the loan portfolio based on previous loan risk rating, current loan risk rating and charge off history associated with each individual loan pool.  The loans risk-rated 1 through 4 (“pass loan pools”) related to loan classifications that have experienced high historical losses during the past three years of economic downturn have been adjusted with negative qualitative adjustments to reflect the estimation of future losses within these pools based on the most recent migration analysis.  The loss migration analysis of these pass loan pools reflected less than a 1% charge off rate compared to a significantly higher charge off rate for loans with risk ratings of 5 and 6 (“substandard loan pools”).  These qualitative adjustments to the pass loan pool component of the ALLL analysis reflect the results of this migration analysis, as well as the seasoned nature of the loans comprising the pass loan pool that have been evaluated by an independent loan review process with over 80% loan review penetration.

The Corporation is also using migration analysis to analyze the risk in the substandard loan pools.  The migration analysis tracks all classified loans and the resulting charge offs that have resulted from these classified loans.  In certain loan sectors, the qualitative adjustment factors have been increased due to the risks reflected in the most recent migration analysis.  This is primarily in loan sectors, such as commercial real estate, where the Corporation has experienced recent elevated charge off history.

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011.

	Commercial	Agricultural	Agricultural Real Estate	Commercial Real Estate	Commercial Real Estate Development	Residential Real Estate	Consumer	Unallocated	Total
Allowance for Loan Losses
Balance, beginning of year	$4,435	$99	$107	$6,029	$15,526	$1,897	$1,595	$38	$29,726
Provision charged to expense	4,494	(35)	2,675	24,479	14,564	4,489	1,175	(38)	51,803
Less: loans charged off	4,059	16	2,242	18,951	21,401	3,541	1,667	-0-	51,877
Recoveries	370	7	8	49	82	10	235	-0-	761
Balance, end of year	$5,240	$55	$548	$11,606	$8,771	$2,855	$1,338	$-0-	$30,413
Ending Balance: individually evaluated for impairment	$2,632	$-0-	$229	$2,337	$8,215	$1,584	$219	$-0-	$15,216
Ending Balance: collectively evaluated for impairment	$2,608	$55	$319	$9,269	$556	$1,271	$1,119	$-0-	$15,197

Loans
Ending Balance	$62,609	$61,251	$60,523	$235,103	$58,279	$97,172	$46,084	$-0-	$621,021
Ending Balance: individually evaluated for impairment	$4,803	$-0-	$5,530	$35,042	$45,944	$11,291	$1,680	$-0-	$104,290
Ending Balance: collectively evaluated for impairment	$57,806	$61,251	$54,993	$200,061	$12,335	$85,881	$44,404	$-0-	$516,731

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2010.

	Commercial	Agricultural	Agricultural Real Estate	Commercial Real Estate	Commercial Real Estate Development	Residential Real Estate	Consumer	Unallocated	Total
Allowance for Loan Losses
Balance, beginning of year	$181	$129	$1,181	$2,661	$3,022	$3,419	$1,059	$423	$12,075
Provision charged to expense	9,134	(173)	(1,054)	4,828	25,681	745	1,774	(385)	40,550
Less: loans charged off	4,888	-0-	68	1,460	13,177	2,267	1,306	-0-	23,166
Recoveries	8	143	48	-0-	-0-	-0-	68	-0-	267
Balance, end of year	$4,435	$99	$107	$6,029	$15,526	$1,897	$1,595	$38	$29,726
Ending Balance: individually evaluated for impairment	$1,004	$-0-	$-0-	$3,425	$6,906	$484	$426	$-0-	$12,245
Ending Balance: collectively evaluated for impairment	$3,431	$99	$107	$2,604	$8,620	$1,413	$1,169	$38	$17,481

Loans
Ending Balance	$138,325	$78,086	$46,361	$205,301	$88,402	$90,869	$56,730	$-0-	$704,074
Ending Balance: individually evaluated for impairment	$2,085	$-0-	$-0-	$18,130	$18,334	$3,873	$734	$-0-	$43,156
Ending Balance: collectively evaluated for impairment	$136,240	$78,086	$46,361	$187,171	$70,068	$86,996	$55,996	$-0-	$660,918

Changes in the allowance for loan losses for the year ended December 31, 2009 were as follows:

Balance, January 1	$5,064
Provision for Loan Losses	11,602
Loans charged off	(4,256)
Recoveries of loans previously charged off	205
Balance, December 31	$12,075

Credit Quality Indicators
       The Corporation categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as current financial information, historical payment experience, credit documentation, public information and current economic trends among other factors. The Corporation analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on all loans at origination and regularly reviewed by the Risk Management department.

The Corporation has established a uniform internal risk rating methodology for commercial loans utilizing risk grades from 1 through 7, with 1 being considered “prime quality” and the rating of 7 being considered “doubtful.” A summary of the general definitions for the risk ratings follows:

1
Prime Quality: This category includes all obligors whose balance sheet, current position, capitalization, profitability and cash flow have been demonstrated to be consistently of such high quality that the potential for significant disruption in their financial performance is virtually nonexistent. Such borrowers have excellent management in place with depth, well defined and established product lines or services, and operate businesses generally isolated from the normal influences of the business cycle.

2
High Quality: Borrowers assigned this rating are considered above average with high quality and excellent credit standards based on leverage, liquidity and debt coverage ratios, as well as having excellent management in critical areas.

3	Satisfactory “Average” Quality: This category includes borrowers that have average leverage, liquidity and debt service ratios that compare favorably with industry standards.

4
Low Pass: This risk rating includes borrowers that have below average leverage, liquidity and debt service coverage ratios and management that may not be as solid on a historical basis or may compare less favorably with industry standards but are still considered acceptable.

5
Watch/Special Mention (OAEM): A borrower assigned to this rating category exhibits potential weaknesses or early warning signals that deserve close monitoring by management. If left uncorrected, these potential weaknesses may result in the borrower being unable to meet its financial obligations at some future date.

6
Substandard: A substandard rating is assigned to a borrower whose credit is inadequately protected by the paying capacity of the borrower, or by the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. These credits are characterized by the distinct possibility that the Corporation will sustain some loss if deficiencies are not corrected.

7
Doubtful: Borrowers assigned to this rating category have all of the weaknesses inherent in a substandard rating with the added factor that the weaknesses are pronounced to the point where, on the basis of current facts, conditions and values, collection or liquidation in full is highly questionable or improbable. While the possibility of loss is extremely high, the existence of specific pending factors, which may work to the borrower’s advantage, warrants that the estimated loss be deferred until a more exact status can be determined.

The Corporation classifies consumer loans in the risk rating classifications of Pass, Special Mention, Substandard and Doubtful. These classifications generally conform to the risk rating methodology for commercial loans as follows: Pass - risk rating 1 through 4; Special Mention - risk rating 5; Substandard - risk rating 6; Doubtful - risk rating 7.

The following tables present the credit risk profile of the Corporation’s loan portfolio based on rating category and payment activity as of December 31, 2011:

Commercial Credit Exposure: Credit Risk Profile by Creditworthiness Category

Risk Rating:	Commercial	Agricultural	Agricultural Real Estate	Commercial Real Estate	Commercial Real Estate Development	Total
1-2	$4,509	$25,979	$14,832	$26,075	$376	$71,771
3	30,037	27,348	24,142	87,772	8,348	177,647
4	18,892	7,096	13,434	54,909	1,744	96,075
5	1,970	381	1,769	4,582	-0-	8,702
6	7,201	447	4,647	61,111	35,673	109,079
7	-0-	-0-	1,699	654	12,138	14,491
Total	$62,609	$61,251	$60,523	$235,103	$58,279	$477,765

Consumer Credit Exposure: Credit Risk Profile by Creditworthiness Category

Risk Rating:	Residential Real Estate	Consumer	Total
Pass	$83,381	$42,826	$126,207
Special Mention	253	125	378
Substandard	13,358	3,113	16,471
Doubtful	180	20	200
Total	$97,172	$46,084	$143,256

 The following tables present the credit risk profile of the Corporation’s loan portfolio based on rating category and payment activity as of December 31, 2010:

Commercial Credit Exposure: Credit Risk Profile by Creditworthiness Category

Risk Rating:	Commercial	Agricultural	Agricultural Real Estate	Commercial Real Estate	Commercial Real Estate Development	Total
1-2	$3,921	$12,680	$5,346	$5,676	$52	$27,675
3	90,147	41,653	27,742	101,219	13,631	274,392
4	23,495	17,319	9,195	29,985	8,744	88,738
5	3,370	2,994	3,385	25,814	22,414	57,977
6	17,392	3,440	693	42,607	43,561	107,693
7	-0-	-0-	-0-	-0-	-0-	-0-
Total	$138,325	$78,086	$46,361	$205,301	$88,402	$556,475

Consumer Credit Exposure: Credit Risk Profile by Creditworthiness Category

Risk Rating:	Residential Real Estate	Consumer	Total
Pass	$81,504	$53,958	$135,462
Special Mention	314	147	461
Substandard	9,051	2,539	11,590
Doubtful	-0-	86	86
Total	$90,869	$56,730	$147,599

The following table presents the Corporation’s loan portfolio aging analysis as of December 31, 2011:

	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Total Current	Total Loans	>90 Days and Accruing
Commercial	$1,205	$248	$63	$1,516	$57,411	$58,927	$63
Agricultural	-0-	-0-	-0-	-0-	61,251	61,251	-0-
Agricultural Real Estate	80	18	-0-	98	54,895	54,993	-0-
Commercial Real Estate	3,631	1,702	1,588	6,921	195,302	202,223	1,588
Commercial Real Estate Development	-0-	114	-0-	114	14,656	14,770	-0-
Residential Real Estate	3,308	342	-0-	3,650	84,877	88,527	-0-
Consumer	540	349	-0-	889	44,194	45,083	-0-
Non-Accrual	4,375	7,414	62,579	74,368	20,879	95,247	-0-
Total	$13,139	$10,187	$64,230	$87,556	$533,465	$621,021	$1,651

The following table presents the Corporation’s loan portfolio aging analysis as of December 31, 2010:

	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Total Current	Total Loans	> 90 Days and Accruing
Commercial	$2,221	$420	$222	$2,863	$126,621	$129,484	$222
Agricultural	284	-0-	-0-	284	75,892	76,176	-0-
Agricultural Real Estate	249	-0-	-0-	249	45,667	45,916	-0-
Commercial Real Estate	3,288	1,324	1,140	5,752	173,890	179,642	1,140
Commercial Real Estate Development	669	-0-	-0-	669	50,642	51,311	-0-
Residential Real Estate	4,340	1,601	199	6,140	77,970	84,110	199
Consumer	681	156	-0-	837	55,176	56,013	-0-
Non-Accrual	846	8,390	53,393	62,629	18,793	81,422	-0-
Total	$12,578	$11,891	$54,954	$79,423	$624,651	$704,074	$1,561

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events it is probable the Corporation will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include non-performing loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following table presents impaired loans for the year ended December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized - Cash Basis
With no related allowance recorded:
Commercial	$1,300	$1,631	$-0-	$5,593	$74	$77
Commercial Real Estate	33,494	55,356	-0-	24,916	721	861
Commercial Real Estate Development	23,970	46,275	-0-	25,961	323	371
Residential Real Estate	7,305	9,773	-0-	5,993	173	205
Consumer	1,119	1,359	-0-	559	50	54
With an allowance recorded:
Commercial	$3,566	$3,566	$2,632	$2,737	$148	$165
Commercial Real Estate	8,666	8,666	2,566	13,398	424	478
Commercial Real Estate Development	21,974	21,974	8,215	20,241	1,335	1,420
Residential Real Estate	3,986	4,365	1,584	3,930	157	172
Consumer	561	561	219	665	23	24
Total:
Commercial	$92,970	$137,468	$13,413	$92,845	$3,025	$3,372
Residential	$11,291	$14,138	$1,584	$9,923	$330	$377
Consumer	$1,680	$1,920	$219	$1,224	$73	$78

Interest income recognized on impaired loans includes interest accrued and collected on the outstanding balance of accrued impaired loans as well as interest cash collections on non-accruing impaired loans for which ultimate collectability is uncertain.

The following table presents impaired loans for the year ended December 31, 2010:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized - Cash Basis
With no related allowance recorded:
Commercial	$9,887	$11,660	$-0-	$5,874	$36	$51
Commercial Real Estate	12,903	13,220	-0-	8,915	480	548
Commercial Real Estate Development	26,695	36,909	-0-	21,573	225	258
Residential Real Estate	4,680	5,306	-0-	5,591	96	140
Consumer	-0-	-0-	-0-	-0-	-0-	-0-
With an allowance recorded:
Commercial	$1,908	$2,095	$1,004	$1,384	$59	$84
Commercial Real Estate	18,130	18,130	3,425	9,065	77	326
Commercial Real Estate Development	18,507	18,507	6,906	14,444	428	775
Residential Real Estate	3,873	3,873	484	3,505	82	92
Consumer	768	735	426	679	14	16
Total:
Commercial	$88,030	$100,521	$11,335	$61,254	$1,305	$2,042
Residential	$8,553	$9,179	$484	$9,096	$178	$232
Consumer	$768	$735	$426	$679	$14	$16

Included in certain loan categories in the impaired loans are troubled debt restructuring, where economic concessions have been granted to borrowers who have experienced financial difficulties.  These concessions typically result from our loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions.  Troubled debt restructurings are considered impaired at the time of restructuring and typically are returned to accrual status after considering the borrower’s sustained repayment performance, as agreed, for a reasonable period of at least six months, or once the granted concessions have ended or are no longer applicable.

When a loan is modified into a troubled debt restructuring, the Corporation evaluates any possible impairment similar to other impaired loans based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, and uses the current fair value of the collateral, less selling costs for collateral dependent loans.  If the Corporation determines that the value of the modified loan is less than recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance for loan losses.  In periods subsequent to modification, the Corporation evaluates all troubled debt restructurings, including those that have payment defaults, for possible impairment through the allowance for loan losses.

During the quarter ended September 30, 2011, the Corporation adopted ASU 2011-02, “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring.”  The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for those receivables newly identified as impaired.  As a result of adopting ASU 2011-02, the Corporation reassessed all restructurings that occurred on or after January 1, 2011, the beginning of our current fiscal year, for identification as troubled debt restructurings.  The Corporation identified no loans as troubled debt restructurings for which the allowance for loan losses had previously been measured under a general allowance for credit losses methodology.  Therefore, there was no additional impact to the allowance for loan losses as a result of the adoption.

The following tables present the recorded balance of troubled debt restructurings as of December 31, 2011 and December 31, 2010.

	December 31, 2011
	Total Troubled Debt	Troubled debt restructurings performing in accordance with modified terms		Troubled debt restructurings not performing in accordance
	Restructurings	Accruing	Nonaccrual	with modified terms

Commercial	$928	$928	$0	$0
Agricultural	0	0	0	0
Agricultural Real Estate	0	0	0	0
Commercial Real Estate	11,588	506	0	11,082
Commercial Real Estate Development	2,711	0	0	2,711
Residential Real Estate	3,963	1,618	884	1,461
Consumer	188	145	43	0
Total	$19,378	$3,197	$927	$15,254

	December 31, 2010
	Total Troubled Debt	Troubled debt restructurings performing in accordance with modified terms		Troubled debt restructurings not performing in accordance
	Restructurings	Accruing	Nonaccrual	with modified terms

Commercial	$0	$0	$0	$0
Agricultural	0	0	0	0
Agricultural Real Estate	0	0	0	0
Commercial Real Estate	16,091	6,327	0	9,764
Commercial Real Estate Development	5,293	5,293	0	0
Residential Real Estate	1,570	875	545	150
Consumer	432	320	43	69
Total	$23,386	$12,815	$588	$9,983

The following table presents loans modified as troubled debt restructurings during the year ended December 31, 2011:

	Number of	Recorded
	Modifications	Investment
Commercial	1	$928
Agricultural	0	0
Agricultural Real Estate	0	0
Commercial Real Estate	1	506
Commercial Real Estate Development	0	0
Residential Real Estate	13	2,463
Consumer	0	0
Total	15	$3,897

During the year ended December 31, 2011, the Corporation modified thirteen residential real estate loans with a recorded investment of $2,463 prior to modification which were deemed troubled debt restructurings.  A total of twelve modifications totaling $2,234 were in conjunction with the Federal Home Affordable Modification program (HAMP).  These modifications generally involved a reduction in the contractual interest rate or an adjusted loan amortization schedule.  One of the modifications, with a recorded investment of $229 was completed outside of the HAMP program and resulted in a reduction of the contractual interest rate and extension of the loan’s maturity date.  Of these residential troubled debt restructurings, eight were considered to be collateral dependent, and the modifications resulted in the recording of a specific allowance of $467, based upon the fair value of the collateral.

In addition, the Corporation modified one commercial loan during the year ended December 31, 2011 which had a recorded investment of $928 prior to modification and was deemed a troubled debt restructuring.  The Corporation modified the loan payment terms to grant an interest only payment period.  Based on the fair value of the collateral, no specific reserve was determined necessary for this loan.

The Corporation modified one commercial real estate loan during the year ended December 31, 2011 which had a recorded investment of $506 prior to modification and was deemed a troubled debt restructuring.  The Corporation modified the loan payment terms to grant a concession by lengthening the amortization. Based on the fair value of the collateral, no specific reserve was determined necessary for this loan.

Specific loss allowances are included in the calculation of estimated future loss ratios, which are applied to the various loan portfolios for purposes of estimated future losses.  Management considers the level of defaults within the various portfolios when evaluating qualitative adjustments used to determine the adequacy of the allowance for loan losses.

During the year ended December 31, 2011, seven out of a total of thirty-four troubled debt restructuring loans held by the Corporation were either charged down or charged off by a total of $2,774.  These loans were primarily commercial real estate or commercial real estate development loans.  Since these loans were collateral dependent, they were written down to the fair market value of the collateral minus estimated selling costs.

Subsequent to December 31, 2011 1the Corporation executed four loan modifications approximating $1,200 deemed to be troubled debt restructurings. One of these loan modifications, in the amount of approximately $1,000, provided payment relief for a borrower by lowering the contractual interest rate and lengthening the loan amortization. The remaining three modifications were of minor amount and were deemed troubled debt restructurings due to concessions granted to the borrowers, such as modifications under the HAMP program or payment extensions that are not normally granted to other borrowers. One of the three minor amount modifications was non-performing when restructured. The remaining restructured loans were, and continue to be, performing.

The following table presents the Corporation’s non-accrual loans at December 31, 2011 and 2010. This table excludes accruing troubled debt restructurings.

	2011	2010
Commercial	$3,682	$8,841
Agricultural	-0-	1,910
Agricultural Real Estate	5,530	444
Commercial Real Estate	32,880	25,659
Commercial Real Estate Development	43,510	37,091
Residential Real Estate	8,644	6,760
Consumer	1,001	717
Total	$95,247	$81,422

Interest income that would have been recorded on these non-accrual loans in 2011, 2010 and 2009, had they remained current, was approximately $5,944, $5,694 and $3,256, respectively.

The Corporation’s subsidiary bank had loans outstanding to directors, executive officers and to their related interests (related parties) of the Corporation and its subsidiary bank of approximately $1,952, $2,404 and $9,394, at December 31, 2011, 2010 and 2009, respectively. These loans were made in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing at the time for comparable transactions with other customers and did not involve more than the normal risk of collectability. As a practice, the subsidiary bank does not make loans to its executive officers. A summary of the activity in 2011 for loans made to directors, executive officers or principal holders of common stock or to any associate of such persons for which the aggregate to any such person exceeds $60 at December 31, 2011 is as follows:

Balance January 1, 2011	Change in Related Parties	Additions	Payments	Balance December 31, 2011
$2,404	$(125)	$3,005	$3,332	$1,952

6. Premises and Equipment	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6. Premises and Equipment

As of December 31, the components of premises and equipment (at cost), less accumulated depreciation, were as follows:

	2011	2010
Land	$6,175	$6,175
Buildings	30,505	30,398
Furniture and Equipment	24,261	23,597
	60,941	60,170
Less: accumulated depreciation	35,091	33,269
Total	$25,850	$26,901

The Corporation owns separate lots in Elburn, Aurora and Somonauk, Illinois that have been removed from the land balance and are shown on the Corporation’s balance sheet as land held-for-sale, at the lower of cost or market. The land in Elburn, approximately 2 acres, was purchased in 2003 in anticipation of the construction of a branch facility and has a cost basis of $740 at December 31, 2011, down from $820 at December 31, 2010, due to a write down of $80 in 2011. The land in Aurora, consisting of two lots remaining from the original purchase of 14 acres in 2004 which was used to construct a branch facility, has a cost basis of $1,344. The land in Somonauk, acquired in 2005 during the acquisition of FSB Bancorp, Inc., consists of approximately 2 acres with a cost basis of $80.

Depreciation expense charged to operating expense for 2011, 2010 and 2009 was $1,864, $2,075 and $2,170, respectively.

7. Goodwill	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Goodwill Disclosure [Text Block]
7. Goodwill

The change in carrying amount of goodwill for the year ended December 31, 2009 was:

2009

Balance as of January 1	$24,521
Goodwill impairment losses	(24,521)
Balance as of December 31	$-0-

In accordance with ASC 350, formerly SFAS No. 142, the Corporation’s goodwill was tested annually for potential impairment and more frequently if events or changes in circumstances indicated the asset might be impaired. Due to the decline in the Corporation’s stock price, additional provision for loan losses and increased nonperforming assets, the Corporation hired a valuation specialist to perform a valuation of the Corporation’s goodwill to test for impairment at December 31, 2009.

ASC 350 has a two-step process to test goodwill for impairment. The first step is to compare the estimated fair value, including goodwill, of the reporting unit (the Corporation) to its net book value. If the estimated fair value is less than the net book value, a second step is required. The Corporation evaluated the first step by utilizing three valuation methodologies including the Comparable Transactions approach, the Control Premium approach and the Discounted Cash Flow approach. The Comparable Transactions approach is based on pricing ratios recently paid in the sale or merger of reasonably comparable banking franchises; the Control Premium approach is based on the Corporation’s trading price and application of industry based control premiums, and the Discounted Cash Flow approach is estimated based on the present value of projected dividends and a terminal value, based on a five-year forward-looking operating scenario. Based on the three approaches, it was determined the fair value, including goodwill, was lower than its net book value. This was primarily due to the Corporation’s continued stock price decline, the additional provisions for loan losses and increased nonperforming assets.

Therefore, the Corporation performed the second step as required by ASC 350. In the second step of the process, the implied fair value of the Corporation’s goodwill (determined by comparing the estimated fair value of the Corporation to the sum of the fair values of the Corporation’s tangible and separately identifiable intangible net assets as determined by ASC 805, formerly SFAS No. 141R) was compared with the carrying value of goodwill in order to determine the amount of impairment. As a result of the second step of the process, the Corporation determined that the goodwill was fully impaired as of December 31, 2009 and recorded an impairment charge of $24,521 in the fourth quarter of 2009.

8. Intangible Assets	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Intangible Assets Disclosure [Text Block]
  8. Intangible Assets

The balance of intangible assets, net of accumulated amortization, totaled $1,877 and $2,531 at December 31, 2011 and December 31, 2010, respectively.

The following table summarizes the Corporation’s intangible assets, which are subject to amortization, as of December 31, 2011 and 2010:

	2011		2010
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Core deposit intangible	$9,004	$(7,168)	$9,004	$(6,522)
Other acquisition costs	234	(193)	234	(185)
Total	$9,238	$(7,361)	$9,238	$(6,707)

Intangible asset amortization expense charged to operating expense for 2011, 2010 and 2009 was $654, $816 and $860, respectively. The following table shows the future estimated amortization expense for the Corporation’s intangible assets based on existing balances as of December 31, 2011:

Estimated amortization expense for the years ended December 31:

2012	$549
2013	526
2014	504
2015	289
2016	7
Thereafter	2

Mortgage servicing rights, which are included in other assets on the Consolidated Balance Sheets, are accounted for on an individual loan-by-loan basis. Accordingly, amortization is recorded in proportion to the amount of principal payment received on loans serviced. The mortgage servicing rights are subject to periodic impairment testing.  During 2011, the Corporation recognized an impairment charge of $1,017.  As of December 31, 2010, the Corporation recognized a net valuation adjustment on mortgage servicing rights of $110. The net valuation allowance included impairment charges of $922, as well as a subsequent recovery of $812 during 2010. Changes in the carrying value of mortgage servicing rights are summarized as follows:

	2011	2010	2009
Balance, January 1	$3,385	$3,285	$2,936
Servicing rights capitalized	620	900	1,196
Amortization of servicing rights	(551)	(690)	(662)
Valuation adjustment	(1,017)	(110)	(185)
Balance, December 31	$2,437	$3,385	$3,285

Activity in the valuation allowance for mortgage servicing rights was as follows:

	2011	2010	2009
Balance, January 1	$295	$185	$-0-
Additions	1,017	922	556
Reductions	-0-	(812)	(371)
Balance, December 31	$1,312	$295	$185

The following table shows the future estimated amortization expense for mortgage servicing rights based on existing balances as of December 31, 2011. The Corporation’s actual amortization expense in any given period may be significantly different from the estimated amounts displayed, depending on the amount of additional mortgage servicing rights, changes in mortgage interest rates, estimated prepayment speeds and market conditions.

Estimated Amortization Expense for the years ended December 31:

2012	$295
2013	277
2014	260
2015	244
2016	229
Thereafter	1,132

The Corporation services loans for others with unpaid principal balances at December 31, 2011, 2010 and 2009 of approximately $403,545, $395,046 and $363,862, respectively.

The Corporation's mortgage servicing rights are retained from mortgages sold primarily to the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").  In January 2012, the Corporation received notice from FNMA that it was not in compliance with the FNMA Servicing Agreement due to the subsidiary bank's capital ratios falling below the well-capitalized standard for regulatory capital adequacy as of September 30, 2011.  The Corporation was required to raise capital ratios to the well-capitalized regulatory standard by February 29, 2012 to avoid FNMA's seizure of the mortgage servicing rights portfolio.  Management solicited bids for sale of the mortgage servicing rights in February 2012, and FNMA agreed to extend the original deadline to July 31, 2012 to allow time to complete the sale of the mortgage servicing rights to an approved servicer or raise appropriate capital. Preliminary bids have been received for the mortgage servicing rights. The Corporation recognized an additional $200,000 impairments as of December 31, 2011 based on the received bids. Management intends to consumate a sale of the mortgage servicing rights in the second quarter 2012 at an amount reasonably equivalent to the recorded value at December 31, 2011.

9. Deposits	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Deposit Liabilities Disclosures [Text Block]
9. Deposits

As of December 31, the aggregate amounts of time deposits in denominations of $100 or more and related interest expense were as follows:

	2011	2010	2009
Amount	$113,904	$146,685	$193,449
Interest expense for the year	1,355	1,883	4,044

Total interest expense on deposits for the years ended December 31 was as follows:

	2011	2010	2009
Interest-bearing demand	$2,041	$2,972	$3,734
Savings	55	62	55
Time	3,989	7,351	15,431
Total	$6,085	$10,385	$19,220

At December 31, 2011, the scheduled maturities of time deposits are as follows:

2012	$258,167
2013	39,628
2014	4,066
2015	3,712
2016	1,714
Thereafter	8
Total	$307,295

10. Borrowings	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Debt Disclosure [Text Block]
10. Borrowings

As of December 31, borrowings consisted of the following:

	2011		2010
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Customer repurchase agreements	$54,835	0.59%	$35,806	0.63%
Advances from the Federal Home Loan Bank of Chicago due:
March 21, 2011	-0-	n/a	4,000	1.23
May 23, 2011	-0-	n/a	5,000	0.99
May 23, 2012	5,000	0.38	-0-	n/a
Interest-bearing demand notes issued to the U.S. Treasury	-0-	n/a	1,753	0.00
Trust preferred securities	25,000	1.85	25,000	4.55
Total	$84,835	0.95%	$71,559	2.04%

The subsidiary bank has adopted a collateral pledge agreement whereby they agreed to keep on hand at all times, free of all other pledges, liens and encumbrances, first mortgages with unpaid principal balances aggregating to no less than 167% of the outstanding secured advances from the Federal Home Loan Bank of Chicago (FHLB).  The advance from the FHLB, which has a fixed interest rate of 0.38% as of December 31, 2011, is subject to restrictions or penalties in the event of prepayment.  All stock in the FHLB is also pledged as collateral for these advances.

On July 15, 2005, the Corporation, through its subsidiary PNBC Capital Trust I, issued trust preferred securities in the amount of $25,000.  These securities were issued to help finance the acquisition of Somonauk FSB Bancorp, Inc.  Additionally, these securities have a maturity of thirty years and a fixed interest rate of 5.68% for the first five years to July 15, 2010.  The interest then adjusted to a floating rate at the three-month LIBOR plus 154 basis points. The rate on December 31, 2011 was LIBOR plus 154 basis points, or 2.09%.  While these securities are recorded as a liability for financial reporting purposes, a portion qualifies as Tier 1 capital for regulatory purposes.  According to the provisions of ASC Topic 810, “Consolidation of Variable Interest Entities,” PNBC Capital Trust I is a variable interest entity which is not required to be consolidated by the Corporation.

Customer repurchase agreements consist of obligations of the subsidiary bank to other parties. The obligations are secured by investment securities and such collateral is held by the subsidiary bank. The maximum amount of outstanding agreements at any month-end during 2011 and 2010 totaled $58,576 and $43,391, respectively, and the daily average of such agreements totaled $43,866 and $36,981 for 2011 and 2010, respectively. The agreements at December 31, 2011 are ongoing and, as such, have no fixed maturity date.

11. Income Taxes	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Income Tax Disclosure [Text Block]
11. Income Taxes

Income tax expense (benefit) consisted of the following:

	Current	Deferred	Total
Year ended December 31, 2011:
Federal	$(1,164)	$(944)	$(2,108)
State	2	(275)	(273)
Valuation Allowance – change in judgment	-0-	10,268	10,268
Total	$(1,162)	$9,049	$7,887

Year ended December 31, 2010:
Federal	$(1,843)	$(7,863)	$(9,706)
State	-0-	(2,198)	(2,198)
Total	$(1,843)	$(10,061)	$(11,904)
Year ended December 31, 2009:
Federal	$1,738	$(3,191)	$(1,453)
State	409	(556)	(147)
Total	$2,147	$(3,747)	$(1,600)

Income tax expense (benefit) differed from the amounts computed by applying the U.S. Federal income tax rate of 34 percent to pretax income (loss) as a result of the following for the years ended December 31:

	2011	2010	2009
Computed “expected” tax expense (benefit)	$(15,797)	$(9,820)	$(7,727)
Increase (decrease) in income taxes resulting from:
Tax-exempt income	(1,075)	(1,391)	(1,891)
Non-deductible interest expense	34	67	118
State income taxes, net of federal tax benefit	(2,381)	(1,452)	(63)
Bank-owned life insurance income	(336)	(314)	(350)
Recharacterization of municipal income	-0-	962	-0-
Intra-period tax allocation	(1,463)	-0-	-0-
Impact of state income tax rate change	(360)	-0-	-0-
Change in Valuation Allowance	29,185	-0-	-0-
Other, net	80	44	44
	$(7,887)	$(11,904)	$(1,600)

The calculation of the income tax provision or benefit generally does not consider the tax effects of changes in other comprehensive income (“OCI”) which is a component of stockholder’s equity on the balance sheet.  However, an exception is provided in certain circumstances, such as when there is a full valuation allowance against net deferred tax assets, and there is both a loss from continuing operations and income in other components of the financial statements.  In such a case, pre-tax income from other categories, such as changes in OCI, must be considered in determining a tax benefit to be allocated to the loss from continuing operations.  For 2011, this resulted in $1,463 of income tax benefit allocated to continuing operations.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	2011	2010
Deferred tax assets:
Deferred compensation	$143	$143
Allowance for loan losses	12,167	11,542
Nonaccrual loan interest income	661	942
AMT credit carryforwards	753	1,975
Post-retirement health benefit plan accrual	450	441
Stock option expense	134	104
Federal net operating losses, net	16,713	772
State net operating losses, net of federal benefit	2,781	526
Other, net	1,200	441
Total gross deferred tax assets	35,003	16,886
Deferred tax liabilities:
Buildings and equipment, principally due to differences in depreciation	(256)	(403)
Accretion	(92)	(32)
Purchase accounting adjustments	(1,704)	(1,853)
FHLB stock dividends	(284)	(276)
Mortgage servicing rights	(975)	(1,314)
Prepaid expenses	(364)	(353)
Unrealized gain on investment securities available-for-sale	(3,606)	(2,143)
Total gross deferred tax liabilities	(7,281)	(6,374)
Net deferred tax assets, before valuation allowance	27,722	10,512
Valuation allowance:
Beginning balance	-0-	-0-
Increase during the period	(27,722)	-0-
Ending balance	(27,722)	-0-

Net deferred tax assets	$-0-	$10,512

During the third quarter of 2011, management established a full valuation allowance of $27,722 against existing net deferred tax assets. Under generally accepted accounting principles, a valuation allowance is required to be recognized if it is "more likely than not" that a deferred tax asset will not be realized. The realizability of the deferred tax asset is based on management's evaluation of both positive and negative evidence, the forecasts of future income, prudent and feasible tax planning strategy and assessments of current and future economic and business conditions. Positive evidence includes the existence of taxes paid in available carry-back years as well as taxable income projections for future periods, while negative evidence includes the cumulative losses in the current year and prior two years and general business and economic trends. After evaluating all of the factors previously summarized and considering the weight of the positive evidence compared to the negative evidence, the Corporation has determined a full valuation adjustment was necessary as of December 31, 2011.

During 2011, the Corporation filed amended tax returns for 2007 through 2009 to recharacterize income on certain municipal securities determined to be taxable. The effect was recognized in the 2010 tax provision as a change in estimate.

At December 31, 2011 and 2010, the Corporation had alternative minimum tax credits of $753 and $1,975, respectively, that can be carried forward indefinitely. At December 31, 2011, the Corporation has a federal net operating loss carryforward of $49,157 that will expire in 2031 and an Illinois net operating loss carryforward of $54,365 that is suspended until 2014 and will expire in 2026.

12. Comprehensive Income	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Comprehensive Income (Loss) Note [Text Block]
12. Comprehensive Income

Other comprehensive income components and related taxes were as follows:

	2011	2010	2009
Net unrealized gains on securities available-for-sale	$6,470	$1,127	$4,089
Reclassification adjustment for realized gains included in income	(2,693)	(722)	(1,781)
	3,777	405	2,308
Defined benefit pension plan
Net prior service credit	62	62	62
Amortization of transition obligation	-0-	-0-	-0-
Net loss	(62)	(62)	(88)
Other comprehensive income, before tax effect	3,777	405	2,282
Tax expense	1,463	157	868
Other comprehensive income	$2,314	$248	$1,414

The components of accumulated other comprehensive income included in stockholders’ equity, are as follows:

	2011	2010	2009
Net unrealized gain on securities available-for-sale	$9,309	$5,532	$5,127
Net unrealized benefit obligations	(530)	(531)	(531)
	8,779	5,001	4,596
Tax effect	(3,401)	(1,937)	(1,780)
Net-of-tax amount	$5,378	$3,064	$2,816

13. Regulatory Matters	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
13. Regulatory Matters

The Corporation and its subsidiary bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and its subsidiary bank must meet specific capital guidelines that involve quantitative measures of each entity’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Corporation’s and its subsidiary bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.  Furthermore, the Corporation and subsidiary bank’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and its subsidiary bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average adjusted assets. As of December 31, 2011, the subsidiary bank was categorized as significantly under-capitalized for two of the three ratios under the regulatory framework, while the Corporation was classified as significantly under-capitalized for all three ratios.  As of December 31, 2010, the subsidiary bank was categorized as well-capitalized for all three ratios under the regulatory framework, while the Corporation was classified as well-capitalized for two ratios and adequately-capitalized for one ratio.

On March 29, 2012, the Subsidiary Bank’s Board of Directors received a Prompt Corrective Action (“PCA”) Notice under 12 U.S.C. 1831o and 12 C.F.R. Part 6 due to its amended Call Report filed with the OCC on March 22, 2012 reflecting capital ratios in the Significantly Undercapitalized PCA capital category.  This Notice places the Bank under certain mandatory PCA restrictions regarding the payment of capital distributions and management fees, as well as restrictions on asset growth, on certain expansion activities, including acquisitions, new branches, and new lines of business, and on payment of bonuses and compensation to senior executive officers.  These mandatory requirements also include a requirement that the Bank submit an acceptable Capital Restoration Plan (“CRP”) to the OCC no later than May 7, 2012, addressing the steps the Bank will take to become adequately capitalized, the levels of capital to be attained during each quarter of each year of the CRP, the types and level of activities in which the Bank will engage; and how management will comply with the restrictions against asset growth, and acquisition, branching and new lines of business. The subsidiary bank's capital category is determined solely for the purpose of applying PCA and may not constitute an accurate representation of the subsidiary bank's overall financial condition or prospects.

To be categorized as well-capitalized, the Corporation and the subsidiary bank must maintain total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table that follows, at December 31, 2011. The Corporation’s and the subsidiary bank’s actual capital amounts and ratios as of December 31, 2011 and 2010 are as follows:

	Actual		Minimum Capital Requirement per Regulation for Capital Adequacy Purposes		Minimum To Be Considered Adequately Capitalized per Consent Order
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2011:

Total Capital (to risk-weighted assets):
Princeton National Bancorp, Inc.	$(3,418)	(0.50)%	$54,204	8.00%		$81,306	12.00%
Citizens First National Bank	31,554	4.60%	54,892	8.00%		82,339	12.00%

Tier 1 Capital (to risk-weighted assets):
Princeton National Bancorp, Inc.	$(3,418)	(0.50)%	$27,102	4.00%	$	N/A	N/A
Citizens First National Bank	22,707	3.31%	27,446	4.00%		N/A	N/A

Tier 1 Capital (to average adjusted assets):
Princeton National Bancorp, Inc.	$3,418	(0.32)%	$42,365	4.00%		$84,729	8.00%
Citizens First National Bank	22,707	2.14%	42,354	4.00%		84,718	8.00%

	Actual		Minimum Capital Requirement		Minimum To Be Well- Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2010:

Total Capital (to risk-weighted assets):
Princeton National Bancorp, Inc.	$76,618	9.68%	$63,339	8.00%	$79,174	10.00%
Citizens First National Bank	81,447	10.29%	63,326	8.00%	79,157	10.00%

Tier 1 Capital (to risk-weighted assets):
Princeton National Bancorp, Inc.	$66,476	8.40%	$31,669	4.00%	$47,504	6.00%
Citizens First National Bank	71,307	9.01%	31,663	4.00%	47,494	6.00%

Tier 1 Capital (to average adjusted assets):
Princeton National Bancorp, Inc.	$66,476	5.76%	$46,190	4.00%	$57,738	5.00%
Citizens First National Bank	71,307	6.18%	46,184	4.00%	57,730	5.00%

On March 15, 2010, the Bank entered into a formal written agreement (the “Agreement”) with the OCC. The Agreement sets forth the Bank’s commitments to: (i) review and take action as necessary regarding its allowance for loan losses; (ii) improve the Bank’s asset quality through the development of workout plans for criticized assets and the assessment of credit risk; and (iii) revise the Bank’s credit risk rating management information system.

On February 28, 2011, as required by the Corporation’s primary regulator, the Federal Reserve Bank, a resolution of the Corporation’s Board of Directors was passed requiring that the Corporation obtain written approval from the Federal Reserve Bank prior to any of the following: the declaration or payment of dividends; any increase in debt; any distribution of interest, principal, or other sum associated with subordinated debentures or trust preferred securities; and the redemption of Corporation stock.

On September 20, 2011, the Bank entered into a Stipulation and Consent to the Issuance of a Consent Order (the “Consent Order”) with the Office of the Comptroller of the Currency (the “OCC”).  The Consent Order replaced the above-noted formal written agreement entered into by the Bank with the OCC on March 15, 2010. Under the terms of the Consent Order, the subsidiary bank is required to, among other things: (i) adopt and adhere to a three-year written strategic plan that establishes objectives for the subsidiary bank’s overall risk profile, earnings performance, growth, balance sheet mix, off-balance sheet activities, liability structure, capital adequacy, reduction in non-performing assets and its product development; (ii) adopt and maintain a capital plan; (iii) by December 19, 2011, achieve and thereafter maintain a Tier 1 capital ratio of at least 8% and a total risk-based capital ratio of at least 12%; (iv) seek approval of the OCC prior to paying dividends on its capital stock; (v) develop a program to reduce the subsidiary bank’s credit risk; (vi) take certain actions related to credit and collateral exceptions; (vii) reaffirm the subsidiary bank’s liquidity risk management program; and (viii) appoint a compliance committee of the Board of Directors to help ensure the subsidiary bank’s compliance with the Consent Order.  The subsidiary bank is also required to submit certain regular reports with respect to the foregoing requirements.

On December 19, 2011, the subsidiary bank submitted to the OCC a three year strategic plan and capital plan designed to strengthen the Corporation and its subsidiary bank’s operations and capital position going forward.  The plans reflected the current challenges with respect to capital and difficulties in projecting the impact of economic weakness in the Corporation’s markets on its loan portfolio, as well as strategies to maintain the financial strength of the Corporation and its subsidiary bank.  A significant part of the plans was the initiative by the Corporation to evaluate the sale of branch locations of the subsidiary bank in order to generate profits to improve capital ratios of the subsidiary bank.  As of December 31, 2011, the corporation has not committed to a plan to sell any particular branches.

On October 27, 2011, the Corporation entered into a Written Agreement with the Federal Reserve Bank (the “FRB”).   Under the terms of the Written Agreement, the Corporation is required to, among other things: (i) serve as a source of strength to the subsidiary bank, including taking steps to ensure  that the subsidiary bank complies with the Consent Order it entered into with the OCC on September 20, 2011, and any other supervisory action taken by the subsidiary bank’s federal regulator; (ii) refrain from declaring or paying any dividend, or taking dividends or other payments representing a reduction in the subsidiary bank’s capital, each without the prior written consent of the FRB and the Director of the Division of Banking Supervision and Regulation (the “Director”) of the Board of Governors of the Federal Reserve System; (iii) refrain from making any distributions of interest, principal, or other sums on subordinated debentures or trust preferred securities without the prior approval of the FRB and the Director; (iv) refrain from incurring, increasing, or guaranteeing any debt, and from purchasing or redeeming any shares of its capital stock, each without the prior approval of the FRB; (v) provide the FRB with a written plan to maintain sufficient capital at the Corporation on a consolidated basis; (vi) provide the FRB with a projection of the Corporation’s planned sources and uses of cash; (vii) comply with certain regulatory notice provisions pertaining to the appointment of any new director or senior executive officer, or the changing of responsibilities of any senior executive officer; and (viii) comply with certain regulatory restrictions on indemnification and severance payments.  The Corporation is also required to submit certain reports to the FRB with respect to the foregoing requirements.  Pursuant to the Written Agreement, the Corporation has agreed to take certain actions and operate in compliance with the Written Agreement’s provisions during its term.

As of December 31, 2011, the Corporation’s total risk-based capital ratio was (0.50)%, Tier 1 risk-based capital ratio was (0.50)% and its Tier 1 leverage ratio was (0.32)%. The capital ratios fell below the adequately capitalized levels primarily due to continued operating losses at the subsidiary bank. The regulatory capital ratios are further reduced by the limitation on trust preferred securities includible in Tier 1 capital, based on the decreased level of core capital. As of December 31, 2011, the subsidiary bank had a total capital to risk weighted assets ratio of 4.60%, a Tier 1 capital to risk-weighted assets ratio of 3.31% and a leverage ratio of 2.14%

The Corporation has generated net losses in each of the last three years, with losses of $54,350 in 2011, $16,979 in 2010 and $21,126 in 2009. The 2009 loss was largely due to the 100% write-off of the subsidiary bank’s goodwill of $24,521. The subsidiary bank has continued to generate losses in 2010 and 2011 from significant increases in non-performing assets, impaired loans and loan loss provisions, resulting in the subsidiary bank’s primary regulator imposing a Consent Order. Due to the net losses incurred by the Corporation in the last three years, equity capital has been reduced to a level that leaves the Corporation with very little capacity to absorb further losses.

In 2010, the Corporation and subsidiary bank’s Boards of Directors initiated a process to identify and evaluate a broad range of strategic alternatives to strengthen the Corporation’s capital base and enhance shareholder value. These strategic alternatives include asset sales, consolidation of operations, closing of branches, capital enhancement and other recapitalization transactions. The subsidiary bank retained outside financial and legal advisors to assist with its evaluation and oversight.

In December 2011, as part of the capital plan submitted to the OCC in response to the Consent Order, several capital enhancement alternatives were evaluated including a public offering of common shares, a shareholder rights offering, the sale of branch locations and other asset sales.  In 2012, the board and management continue to evaluate these potential alternatives with advisors, independent parties and the OCC, which under the consent order must provide prior approval before the execution of any capital enhancement transaction.

If the Corporation is unsuccessful in assessing and implementing other strategic and capital-raising options, and if a liquidity crisis would develop, the Corporation has various alternatives, which could include selling or closing additional branches, packaging and selling high-quality commercial loans, executing sale/leaseback agreements on its banking facilities and other options. If executed, these transactions would decrease the subsidiary bank’s assets and liabilities, improve capital ratios and reduce general, administrative and other expense. The Corporation is continuing to explore and evaluate all strategic and capital-raising options with its financial and legal advisors.

14. Employee, Officer and Director Benefit Plans	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14. Employee, Officer and Director Benefit Plans

The subsidiary bank has a defined contribution investment 401(k) plan. Under this plan employees could elect to contribute, on a tax-deferred basis, up to a maximum of $17 ($23 for those employees eligible to make catch-up contributions). In addition, the subsidiary bank will match employees’ contributions up to three percent of each employee’s salary and match 50% of the next two percent contributed. The subsidiary bank’s contribution to the defined contribution investment 401(k) plan for 2011, 2010 and 2009 was $430, $442 and $438, respectively.

The subsidiary bank has an employee stock purchase program in which employees contribute through payroll deductions. These amounts are pooled and used to purchase shares of the Corporation’s common stock on a quarterly basis at the opening bid price on the last business day of the quarter.

The subsidiary bank also has a profit sharing plan. Annual contributions to the subsidiary bank’s plan are based on a formula. The total contribution is at the discretion of the Board of Directors. The cost of the profit sharing plan charged to operating expense was $0 in 2011 and 2010, and $142 in 2009.

Stock Based Compensation Plan

Additionally, the Corporation has non-qualified stock option plans (“the Plans”) for the benefit of employees and directors of the subsidiary bank, as well as directors of the Corporation. The plans permit the grant of share options and shares for up to 802,500 shares of common stock. The Corporation believes that such awards better align the interests of its employees and directors with those of its stockholders. Option awards are granted with an exercise price equal to the market price of the Corporation’s stock at the date of grant. The option awards generally vest based on three years of continuous service and have ten-year contractual terms.

The fair value of each option award is estimated on the date of grant using a Black-Scholes closed-form model that uses the assumptions noted in the following table. Expected volatility is based on historical volatility of the Corporation’s stock and other factors. The Corporation uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of the options granted is derived from the Corporation’s historical option exercise experience and represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The following assumptions were used in estimating the fair value for options granted in 2011, 2010 and 2009:

	2011	2010	2009
Expected volatility	.600	.360	.380
Expected dividends	0.00%	5.75%	3.56%
Expected term (in years)	7 yrs.	7 yrs.	3 yrs.
Risk-free rate	1.35%	2.71%	1.70%

A summary of option activity under the Plan as of December 31, 2011, 2010 and 2009, and changes during the years then ended, is presented as follows:

2011
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, beginning of year	555,277	$23.60
Granted	75,250	1.51
Exercised	-0-	n/a
Forfeited or expired	(270,219)	n/a
Outstanding, end of year	360,308	17.51	6.65 yrs.	$-0-
Options exercisable end of year	243,575	$24.39	5.27 yrs.	$-0-

The intrinsic value of the outstanding shares and the options exercisable noted above excludes 360 ,308 shares and 243,575 shares, respectively, which were anti-dilutive for 2011.

2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, beginning of year	523,211	$25.53
Granted	51,700	3.64
Exercised	-0-	n/a
Forfeited or expired	(19,634)	n/a
Outstanding, end of year	555,277	23.60	6.31 yrs.	$-0-
Options exercisable end of year	435,469	$27.22	5.51 yrs.	$-0-

The intrinsic value of the outstanding shares and the options exercisable noted above excludes 555,277 shares and 435,469 shares, respectively, which were anti-dilutive for 2010.

2009
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, beginning of year	460,061	$27.53
Granted	63,150	10.91
Exercised	-0-	n/a
Forfeited or expired	-0-	n/a
Outstanding, end of year	523,211	25.53	6.89 yrs.	$-0-
Options exercisable end of year	375,994	$28.48	5.96 yrs.	$-0-

The intrinsic value of the outstanding shares and the options exercisable noted above excludes 523,211 shares and 375,994 shares, respectively, which were anti-dilutive for 2009.

The weighted-average grant date fair value of options granted during the years 2011, 2010 and 2009 was $68, $35 and $133, respectively. The total intrinsic value of options exercised was $0 during the years ended December 31, 2011, 2010 and 2009.

A summary of the status of the Corporation’s non-vested shares and changes during the year ended December 31, 2011, 2010 and 2009 is presented below:

	2011
	Shares	Weighted Average Grant-Date Fair Value
Non-vested, beginning of year	119,808	$1.09
Granted	75,250	0.90
Vested	(41,125)	1.08
Forfeited	(37,200)	0.99
Non-vested, end of year	116,733	$1.00

	2010
	Shares	Weighted Average Grant-Date Fair Value
Non-vested, beginning of year	147,217	$0.97
Granted	51,700	0.68
Vested	(72,309)	1.13
Forfeited	(6,800)	1.34
Non-vested, end of year	119,808	$1.09

	2009
	Shares	Weighted Average Grant-Date Fair Value
Non-vested, beginning of year	165,019	$0.59
Granted	63,150	2.11
Vested	(80,952)	1.09
Forfeited	-0-	n/a
Non-vested, end of year	147,217	$0.97

As of December 31, 2011, there was $ 136 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plan. That cost is expected to be recognized over a weighted-average period of 3 years. The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009, was $44, $82 and $88, respectively.

During 2011 and 2010, 12,500 and 8,500 shares were granted under the plans in the form of nonvested shares at no cost to the officers. The nonvested shares vest annually over a five year restriction period, and the participant is not entitled to receive distribution on the nonvested shares during the five year period.

The fair value of nonvested shares is determined based on the market value of the Corporation’s shares on the grant date. The weighted average grant date fair value of awards granted during 2011 and 2010 was $1 .51 and $5.12.

A summary of the nonvested share activity during 2011 and 2010 is presented below.

	2011		2010
	Nonvested Shares	Weighted Average Grant-Date Fair Value	Nonvested Shares	Weighted Average Grant-Date Fair Value
Nonvested, beginning of year	8,500	$5.12	-0-	$-0-
Granted	12,500	1.51	8,500	5.12
Vested	-0-	-0-	-0-	-0-
Forfeited	(1,500)	(7.84)	-0-	-0-
Nonvested, end of year	19,500	$2.60	8,500	$5.12

At December 31, 2011, there was approximately $51 of total unrecognized compensation expense related to nonvested shares. The amount to be recognized as compensation expense during the next four fiscal years is approximately $12 and $11 per year as of December 31, 2011 and 2010, respectively. The total fair value of nonvested share awards vesting during 2010 is $0 as the shares first vest in January 2015.

15. Pension and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
15. Pension and Other Post-Retirement Benefits

Employee Health Benefit Plan

The Corporation does not have a defined benefit pension plan. The Corporation does have a defined contribution investment plan which is discussed in Note 14 - “Employee, Officer and Director Benefit Plans.” The Corporation offers certain retirees the opportunity to continue benefits in the subsidiary bank’s Employee Health Benefit Plan. The Corporation’s level of contribution is based upon age, service formula, date of employment and retirement date. Employees hired prior to October 1, 1994 who retired prior to July 1, 2008 were eligible to receive benefits under the Bank’s Health Benefit Plan for life. All employees hired on or before October 1, 1994 previously were allowed coverage for life. The plan was amended on December 31, 2007 to require employees hired on or before October 1, 1994 who retire after July 1, 2008 to convert to a Medicare Supplement Plan at age 65. Coverage stops at age 65 for employees hired after October 1, 1994. The Corporation uses a December 31 measurement date for its plan. Information about the plan’s unfunded status follows:

	2011	2010
Change in benefit obligation
Beginning of year	$1,137	$1,115
Service cost	27	23
Interest cost	58	59
Amortization of prior service cost	(62)	(62)
Actuarial loss	39	53
Benefits paid	(67)	(51)
Unfunded status at end of year	$1,132	$1,137

The components of the 2011, 2010 and 2009 net periodic post-retirement benefit cost are shown below:

	2011	2010	2009
Service cost	$27	$23	$23
Interest cost	58	59	58
Amortization of prior service cost	(62)	(62)	(62)
Amortization of net loss	57	53	56
Net periodic post-retirement benefit cost	$80	$73	$75

Other changes in benefit obligations recognized in other comprehensive loss:

	2011	2010
Net loss	$(62)	$(62)
Prior service cost recognized	62	62
Total recognized in other comprehensive loss	-0-	-0-

Total recognized in net periodic benefit cost and other comprehensive loss	$(80)	$(73)

The estimated net loss, prior service cost and transition obligation for the defined benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year is a net loss of $5.

Amounts recognized in the Consolidated Balance Sheets:

	2011	2010
Liabilities	$1,132	$1,137

Amounts recognized in accumulated other comprehensive income (loss) and not yet recognized as components of net periodic benefit cost consist of:

	2011	2010
Net loss	$(62)	(62)
Prior service cost recognized	62	62
Total	$-0-	$-0-

The accumulated benefit obligation for all defined benefit plans was $1,132 and $1,137 at December 31, 2011 and 2010, respectively.

Significant assumptions include:

	2011	2010

Weighted average assumptions used to determine benefit obligation:
Discount rate	4.50%	5.25%
Rate of compensation increase	n/a	n/a

Weighted average assumptions used to determine benefit cost:
Discount rate	4.50%	5.25%
Expected return on plan assets	n/a	n/a
Rate of compensation increase	n/a	n/a

For measurement purposes, a 7.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2011 and 2010. The rate was assumed to decrease gradually to 5.00% by the year 2015 and remain at that level thereafter.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	1-Percentage- Point Increase	1-Percentage- Point Decrease
Effect on total of service and interest cost components	$8	$(7)
Effect on post-retirement benefit obligation	72	(65)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2011:

Post Retirement Health Benefits
2012	$59
2013	84
2014	103
2015	114
2016	103
2017-2021	530

Split Dollar Life Insurance

ASC Topic 715 requires the Corporation to recognize a liability and compensation expense for endorsement split-dollar life insurance arrangements that provide a benefit to an employee that extends to post retirement periods. The benefit to the employee is the payment of the premiums by the Corporation. The Corporation adopted ASC Topic 715 as of January 1, 2008, through a cumulative effect adjustment as a liability and a decrease to retained earnings of $580. Beginning January 1, 2008, an expense was recorded as the remaining benefit is earned with a corresponding addition to the post retirement benefit obligation. The amount of the expense for 2011, 2010 and 2009 was $62, $61 and $58, respectively. For the period from retirement to the estimated date of death for the participants, this liability is reversed into income.

16. Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Fair Value Disclosures [Text Block]
16. Fair Value of Financial Instruments

ASC 820, Fair Value Measurements, defines the fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820, the Corporation groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1
Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2
Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or comparable assets or liabilities which use observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Following is a description of the valuation methodologies and inputs used for instruments measured at fair value on a recurring basis and recognized in the accompanying Consolidated Balance Sheets.

Available-for-Sale Securities - The fair values of available-for-sale securities are determined by various valuation methodologies. Where quoted market prices are available in an active market, securities are classified within Level 1. The Corporation has no securities classified within Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics. Level 2 securities include U.S. Treasury securities, obligations of U.S. Government and federal agency and U.S. Government sponsored enterprises (GSEs), obligations of states and political subdivisions, mortgage-backed securities and GSE residential collateralized mortgage obligations. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy. The Corporation has no securities classified within Level 3.

The following table presents the Corporation’s assets that are measured at fair value on a recurring basis and the level within the ASC 820 hierarchy in which the fair value measurements fall as of December 31, 2011 and 2010:

		Fair Value Measurements Using
December 31, 2011	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale:
United States Government and Federal agency and U.S. Government sponsored enterprises (GSEs)	$78,022	$-0-	$78,022	$-0-
State and Municipal	95,483	-0-	95,483	-0-
Collateralized mortgage obligations:
GSE Residential	78,242	-0-	78,242	-0-
Total	$251,747	$-0-	$251,747	$-0-

		Fair Value Measurements Using
December 31, 2010	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale:
United States Government and Federal agency and U.S. Government sponsored enterprises (GSEs)	$78,204	$-0-	$78,204	$-0-
State and Municipal	115,654	-0-	115,654	-0-
Collateralized mortgage obligations:
GSE Residential	54,894	-0-	54,894	-0-
Total	$248,752	$-0-	$248,752	$-0-

Following is a description of the valuation methodologies used for assets measured at fair value on a non-recurring basis and recognized in the accompanying Consolidated Balance Sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent) - Loans for which it is probable that the Corporation will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for determining the amount of impairment include estimating the fair value of the collateral for collateral dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value.

Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy when impairment is determined using the fair value method.  Fair value adjustments on impaired loans were $2,147 and $16,040 for the years ended December 31, 2011 and 2010, respectively.

Mortgage Servicing Rights - The fair value used to determine the valuation allowance is estimated using discounted cash flow models. The valuation models incorporate assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. These variables change from quarter to quarter as market conditions and projected interest rates change, and may have an adverse impact on the value of the mortgage servicing rights and may result in a reduction to noninterest income.

Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy. Fair value adjustments on mortgage servicing rights were $1,017 and $110 for the years ended December 31, 2011 and 2010.

Other Real Estate Owned - Other real estate owned acquired through loan foreclosure is initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. The adjustment at the time of foreclosure is recorded through the allowance for loan losses. Due to the subjective nature of establishing the fair value when the asset is acquired, the actual fair value of the other real estate owned or foreclosed asset could differ from the original estimate and is classified within Level 3 of the fair value hierarchy. If it is determined the fair value declines subsequent to foreclosure, a valuation allowance is recorded through non-interest expense. Operating costs associated with the assets after acquisition are also recorded as non-interest expense. Gains and losses on the disposition of other real estate owned and foreclosed assets are netted and posted to other non-interest expense.  Fair value adjustments on other real estate owned were $4,199 and $14,759 for the years ended December 31, 2011 and 2010, respectively.
The following table presents the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the ASC 820 fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010:

		Fair Value Measurements Using
December 31, 2011	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans (collateral dependent)	$32,903	-0-	-0-	$32,903
Mortgage servicing rights	2,437	-0-	-0-	2,437
Other real estate owned	7,098	-0-	-0-	7,098

		Fair Value Measurements Using
December 31, 2010	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans (collateral dependent)	$30,756	-0-	-0-	$30,756
Mortgage servicing rights	3,385	-0-	-0-	3,385
Other real estate owned	2,899	-0-	-0-	2,899

ASC 825, “Disclosures about Fair Value of Financial Instruments,” requires all entities to disclose the estimated fair value of their financial instrument assets and liabilities. For the Corporation, as for most financial institutions, the majority of its assets and liabilities are considered financial instruments as defined in ASC 825. Many of the Corporation’s financial instruments, however, lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction. It is also the Corporation’s general practice and intent to hold its financial instruments to maturity and to not engage in trading or sales activities except for loans held-for-sale and available-for-sale securities. Therefore, significant estimations and assumptions, as well as present value calculations, were used by the Corporation for the purpose of this disclosure.

Estimated fair values have been determined by the Corporation using the best available data and an estimation methodology suitable for each category of financial instruments. For those loans and deposits with floating interest rates, it is presumed that estimated fair values generally approximate the recorded book balances. The estimation methodologies used, the estimated fair values and the recorded book balances at December 31, 2011 and 2010, were as follows:

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value

Financial Assets:
Cash and due from banks	$16,307	$16,307	$12,992	$12,992
Interest-bearing deposits in financial institutions	46,988	46,988	30,888	30,888
Investment securities	261,583	261,689	260,939	261,224
Loans, net, including loans held-for-sale	592,828	658,359	679,863	684,438
Accrued interest receivable	6,453	6,453	7,482	7,482
Total Financial Assets	$924,154	$989,796	$992,164	$997,024

Financial Liabilities:
Non-interest-bearing demand deposits	$171,939	$171,939	$138,683	$138,683
Interest-bearing deposits	745,356	750,355	824,278	827,266
Borrowings	84,835	84,829	71,559	71,615
Accrued interest payable	877	877	1,315	1,315
Total Financial Liabilities	$1,003,007	$1,008,000	$1,035,835	$1,308,879
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	-0-	-0-	-0-	-0-
Lines of credit	-0-	-0-	-0-	-0-
Letters of credit	-0-	-0-	-0-	-0-

Financial instruments actively traded in a secondary market have been valued using quoted available market prices. Cash and due from banks, interest-bearing time deposits in other banks, federal funds sold, loans held-for-sale and interest receivable are valued at book value, which approximates fair value.

Financial liability instruments with stated maturities have been valued using a present value discounted cash flow analysis with a discount rate approximating current market for similar liabilities. Interest payable is valued at book value, which approximates fair value.

Financial liability instruments with no stated maturities have an estimated fair value equal to both the amount payable on demand and the recorded book balance.

The net loan portfolio has been valued using a present value discounted cash flow. The discount rate used in these calculations is the current rate at which similar loans would be made to borrowers with similar credit ratings, same remaining maturities and assumed prepayment risk.

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date.

Changes in assumptions or estimation methodologies may have a material effect on these estimated fair values.

The Corporation’s remaining assets and liabilities, which are not considered financial instruments, have not been valued differently than has been customary with historical cost accounting. No disclosure of the relationship value of the Corporation’s core deposit base is required by ASC 825.

Fair value estimates are based on existing balance sheet financial instruments, without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. For example, the subsidiary bank has a fiduciary services department that contributes net fee income annually. The fiduciary services department is not considered a financial instrument, and its value has not been incorporated into the fair value estimates. Other significant assets and liabilities that are not considered financial assets or liabilities include the mortgage banking operation, brokerage network, deferred taxes, premises and equipment and goodwill. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Management believes that reasonable comparability between financial institutions may not be likely, due to the wide range of permitted valuation techniques and numerous estimates which must be made, given the absence of active secondary markets for many of the financial instruments. This lack of uniform valuation methodologies also introduces a greater degree of subjectivity to these estimated fair values.

17. Undistributed Earnings of Subsidiary Bank	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Restrictions on Dividends, Loans and Advances [Text Block]
17. Undistributed Earnings of Subsidiary Bank

National banking regulations and capital guidelines limit the amount of dividends that may be paid by banks. At December 31, 2011, the subsidiary bank had $0 available for dividends. Additionally, according to the guidelines, at January 1, 2012, the subsidiary bank had $0 available for dividends. Future dividend payments by the subsidiary bank will be dependent upon individual regulatory capital requirements and levels of profitability. Since the Corporation is a legal entity, separate and distinct from the subsidiary bank, the dividends of the Corporation are not subject to such bank regulatory guidelines.

18. Commitments, Contingencies and Credit Risk	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Commitments and Contingencies Disclosure [Text Block]
18. Commitments, Contingencies and Credit Risk

The Corporation generates agribusiness, commercial, mortgage and consumer loans to customers located primarily in North Central Illinois. The Corporation’s loans are generally secured by specific items of collateral including real property, consumer assets and business assets. Although the Corporation has a diversified loan portfolio, a substantial portion of its debtors’ ability to honor their contracts is dependent upon economic conditions in the agricultural industry.

Foreclosed assets held for sale include commercial real estate development, agricultural real estate, residential real estate and commercial properties. Of the $21,848 held in foreclosed assets as of December 31, 2011, $11,002 was commercial real estate development; $1,695 was agricultural real estate; $3,373 was residential real estate; and $5,778 was commercial. The carrying value reflects management’s best estimate of the amount to be realized from the sale of the property. The amount that the Corporation realizes from the sale of the property could differ materially in the near term from the carrying value reflected in these financial statements.

The current protracted economic decline continues to present financial institutions with circumstances and challenges, which in some cases have resulted in large and unanticipated declines in fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.

As discussed further in Note 5 – “Loans and Allowance for Loan Losses,” the Corporation has concentrations in commercial real estate and commercial real estate development. Due to national, state and local economic conditions, values for commercial and commercial development real estate have declined significantly, and the market for these properties is depressed.

The accompanying financial statements have been prepared using values and information currently available to the Corporation.

Given the volatility of current economic conditions, the value of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses and capital that could negatively impact the Corporation’s ability to meet regulatory capital requirements and maintain sufficient liquidity.  Furthermore, the Corporation and subsidiary bank’s regulators could require material adjustments to asset values or the allowance for loan losses for regulatory capital purposes that could affect the Corporation and subsidiary bank’s measurement of regulatory capital and compliance with the capital adequacy guidelines under the framework for prompt corrective action.

In the normal course of business to meet the financing needs of its customers, the subsidiary bank is party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheets. The contract amounts of those instruments reflect the extent of involvement the subsidiary bank has in particular classes of financial instruments.

The subsidiary bank’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual notional amount of those instruments. The subsidiary bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. At December 31, 2011, commitments to extend credit and standby letters of credit were approximately $96,510 and $1,756, respectively. At December 31, 2010, commitments to extend credit and standby letters of credit were approximately $118,357 and $1,503, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The subsidiary bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the subsidiary bank upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral held varies, but may include real estate, accounts receivable, inventory, property, plant and equipment and income-producing properties.

Standby letters of credit are conditional commitments issued by the subsidiary bank to guarantee the performance of a customer to a third party. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loan facilities to customers. The subsidiary bank secures the standby letters of credit with the same collateral used to secure the loan. The maximum amount of credit that would be extended under standby letters of credit is equal to the off-balance sheet contract amount. At December 31, 2011 and 2010, the standby letters of credit had terms that expire in one year or less.

There are various claims pending against the Corporation’s subsidiary bank, arising in the normal course of business. Management believes, based upon consultation with counsel, that liabilities arising from these proceedings, if any, will not be material to the Corporation’s financial position or results of operations.

19. Capital Purchase Program/Troubled Asset Relief Program (TARP)	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Capital Purchase Program T A R P [Text Block]
19. Capital Purchase Program/Troubled Asset Relief Program (TARP)

On January 23, 2009, the Corporation received $25,083 of equity capital by issuing to the United States Department of Treasury 25,083 shares of the Corporation’s 5.00% Series B Non-voting Cumulative Preferred Stock, par value $0.01 per share with a liquidation preference of $1.000 per share and a ten-year warrant to purchase up to 155,025 shares of the Corporation’s common stock, par value $5.00 per share, at an exercise price of $24.27 per share. The proceeds received were allocated to the preferred stock and additional paid-in capital based on their relative fair values. The resulting discount on the preferred stock is amortized against retained earnings and is reflected in the Corporation’s Consolidated Statements of Operations as “Dividends on preferred shares,” resulting in additional dilution to the Corporation’s earnings per share. The warrants would be immediately exercisable, in whole or in part, over a term of 10 years. The warrants were included in the Corporation’s diluted average common shares outstanding (subject to anti-dilution). Both the preferred securities and warrants were accounted for as additions to the Corporation’s regulatory Tier 1 and total capital.

The Series B Preferred stock is not mandatorily redeemable and will pay cumulative dividends at a rate of 5% per year for the first five years and 9% per year thereafter. The Corporation can redeem the preferred securities at any time with Federal Reserve approval. The Series B Preferred stock ranks on equal priority with the Corporation’s currently authorized Series A Preferred stock.

Based on a Black-Scholes options pricing model, the common stock warrants have been assigned a fair value of $0.97 per warrant, or $150 in the aggregate, as of January 23, 2009. As a result, $150 has been recorded as the discount on the preferred stock obtained above and will be accreted as a reduction in net income available to common stockholders over the next five years at approximately $28 per year. For purposes of these calculations, the fair value of the common stock warrants as of January 23, 2009 was estimated using the Black-Scholes option pricing model and the following assumptions:

Risk-free interest rate	1.64%
Expected life of options	5 years
Expected dividend yield	3.00%
Expected volatility	17.72%
Weighted average fair value	$0.97

A company that participates must adopt certain standards for executive compensation, including (a) prohibiting “golden parachute” payments as defined in the Emergency Economic Stabilization Act of 2008 (EESA) to senior Executive Officers; (b) requiring recovery of any compensation paid to senior Executive Officers based on criteria that is later proven to be materially inaccurate; (c) prohibiting incentive compensation that encourages unnecessary and excessive risks that threaten the value of the financial institution; and (d) accepting restrictions on the payment of dividends and the repurchase of common stock.

On January 24, 2011, the Corporation notified the U.S. Treasury that it will defer regularly scheduled dividend payments on the Corporation’s 25,083 in Series B Preferred Shares.  At December 31, 2011, dividends in arrears on preferred shares, which must be paid prior to the payment of dividends on the common shares, total approximately $1,254.

20. Going Concern Considerations	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Liquidity Disclosure [Policy Text Block]
20. Going Concern Considerations

As a result of the effects of the economic downturn and the record losses generated by the Corporation, the capital of the Corporation and the subsidiary bank has been significantly depleted.  The subsidiary bank has experienced significant increases in non-performing assets, impaired loans and loan loss provisions, resulting in the imposition of a Consent Order at the subsidiary bank and a Written Agreement at the Corporation.  For further discussion of these regulatory enforcements, see Note 13 – “Regulatory Matters” in the Notes to Consolidated Financial Statements.  Management is currently attempting to raise additional capital that will return the subsidiary bank to compliance with regulatory capital requirements of the Consent Order.  The Corporation’s ability to raise capital is contingent on the current capital markets and the Corporation’s financial performance.  Available capital markets are not currently favorable and the Corporation cannot be certain of its ability to raise capital on any terms.

The losses reported by the Corporation during the recent three years were primarily due to large provisions for loan losses, goodwill impairment charges and the establishment of a valuation allowance against the Corporation’s net deferred tax asset.  Prior to sustaining these losses in 2011, 2010 and 2009, the Corporation had a history of profitable operations.  The return to profitable operations is contingent on the overall economic recovery and the stability of collateral values of the real estate that secures many of the Corporation’s loans.

While the Corporation believes that it may be able to raise sufficient capital to meet its capital requirements and manage loan losses in the near term until such time that the overall economy improves without having to liquidate assets, the realization of assets in other-than-normal course of business in order to provide liquidity could result in additional losses to be reflected in the Corporation’s financial statements.

21. Condensed Financial Information of Princeton National Bancorp, Inc.	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
21. Condensed Financial Information of Princeton National Bancorp, Inc.

The following condensed financial statements are presented for the Corporation on a stand alone basis:

Condensed Balance Sheets

	December 31
	2011	2010
Assets
Cash	$35	$31
Interest-bearing deposits in subsidiary bank	19	18
Other assets	241	1,718
Investment in subsidiary bank	30,206	80,157
Total assets	30,501	81,924
Liabilities
Borrowings	$25,000	$25,000
Other liabilities	566	63
Total liabilities	25,566	25,063
Stockholders’ Equity
Preferred stock	25,016	24,986
Common stock	22,391	22,391
Common stock warrants	150	150
Surplus	18,126	18,275
Retained earnings (accumulated deficit)	(42,791)	11,589
Accumulated other comprehensive income, net of tax	5,378	3,064
Less: cost of treasury shares	(23,335)	(23,594)
Total stockholders’ equity	4,935	56,861
Total liabilities and stockholders’ equity	$30,501	$81,924

	For the Years Ended December 31
	2011	2010	2009
Income
Dividends received from subsidiary bank	$0	$1,500	$5,200
Interest income	1	3	54
Other income	2	18	44
Total income	3	1,521	5,298
Expenses
Interest expense	472	1,142	1,517
Amortization and depreciation	15	5	5
Other expenses	363	300	521
Total expenses	850	1,447	2,043
Income (loss) before income taxes and equity in undistributed loss of subsidiary bank	(847)	74	3,255
Applicable income tax expense (benefit)	1,171	(552)	(699)
Income (loss) before equity in undistributed loss of subsidiary bank	(2,018)	626	3,954
Equity in undistributed loss of subsidiary bank	(52,332)	(17,605)	(25,080)
Net loss	(54,350)	(16,979)	(21,126)
Dividends on preferred shares	0	1,255	1,178
Dividends in arrears on preferred shares	1,254	0	0
Accretion of preferred stock discount	30	28	25
Net loss available to common stockholders	$(55,634)	$(18,262)	$(22,329)

Condensed Statements of Cash Flows

	For the Years Ended December 31
	2011	2010	2009
Operating activities:
Net loss	$(54,350)	$(16,979)	$(21,126)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in undistributed loss of subsidiary bank	52,332	17,605	25,080
Amortization of other intangible assets	15	5	5
(Increase) decrease in other assets	1,461	(665)	(8,481)
(Decrease) increase in other liabilities	503	(154)	(683)
Net cash used in operating activities	(39)	(188)	(5,205)

Financing activities:
Net decrease in borrowings	-0-	-0-	(16,050)
Proceeds from issuance of preferred stock and common stock warrants, net of expenses	-0-	-0-	25,020
Dividends paid on preferred stock	-0-	(1,255)	(1,017)
Dividends paid on common stock	-0-	-0-	(2,311)
Sale of treasury stock	44	55	114
Award of nonvested common stock out of treasury stock	-0-	43	-0-
Net cash provided by (used in) financing activities	44	(1,157)	5,756
Increase (decrease) in cash and cash equivalents	5	(1,345)	551
Cash and cash equivalents at beginning of year	49	1,394	843
Cash and cash equivalents at end of year	$54	$49	$1,394